Exhibit 99.2

Exception Standard Report

Run Date - 10/20/2016 2:08:39 PM

AMC Loan ID	Purpose	Occupancy	Note Date	State
200904578	Purchase		xx/xx/xxxx	HI

200904581	Refinance Rate/Term		xx/xx/xxxx	CA

200904581	Refinance Rate/Term		xx/xx/xxxx	CA

200904581	Refinance Rate/Term		xx/xx/xxxx	CA

200904582	Refinance Rate/Term		xx/xx/xxxx	CA

200904582	Refinance Rate/Term	xx/xx/xxxx	CA

200904582	Refinance Rate/Term	xx/xx/xxxx	CA

200904582	Refinance Rate/Term	xx/xx/xxxx	CA

200904583	Refinance Rate/Term	xx/xx/xxxx	GA

200904583	Refinance Rate/Term	xx/xx/xxxx	GA

200904583	Refinance Rate/Term	xx/xx/xxxx	GA

200904584	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904584	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904584	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904585	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904586	Refinance Cash-out - Other	xx/xx/xxxx	CO

200904590	Refinance Rate/Term	xx/xx/xxxx	HI

200904591	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904592	Refinance Rate/Term	xx/xx/xxxx	FL

200904595	Purchase	xx/xx/xxxx	NJ

200904595	Purchase	xx/xx/xxxx	NJ

200904600	Purchase	xx/xx/xxxx	NY

200904603	Refinance Cash-out - Other	xx/xx/xxxx	TX

200904603	Refinance Cash-out - Other	xx/xx/xxxx	TX

200904603	Refinance Cash-out - Other	xx/xx/xxxx	TX

200904603	Refinance Cash-out - Other	xx/xx/xxxx	TX

200904605	Purchase	xx/xx/xxxx	FL

200904606	Refinance Rate/Term	xx/xx/xxxx	NY

200904606	Refinance Rate/Term	xx/xx/xxxx	NY

200904607	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904609	Purchase	xx/xx/xxxx	NY

200904610	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904611	Purchase	xx/xx/xxxx	FL

200904611	Purchase	xx/xx/xxxx	FL

200904613	Purchase	xx/xx/xxxx	FL

200904615	Refinance Cash-out - Other	xx/xx/xxxx	PA

200904616	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904617	Refinance Cash-out - Other	xx/xx/xxxx	OH

200904617	Refinance Cash-out - Other	xx/xx/xxxx	OH

200904618	Refinance Rate/Term	xx/xx/xxxx	RI

200904621	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904625	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904625	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904625	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904626	Purchase	xx/xx/xxxx	NJ

200904627	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904627	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904627	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904632	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904632	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904632	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904632	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904637	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904640	Purchase	xx/xx/xxxx	MD

200904646	Refinance Cash-out - Other	xx/xx/xxxx	LA

200904647	Refinance Cash-out - Other	xx/xx/xxxx	TX

200904647	Refinance Cash-out - Other	xx/xx/xxxx	TX

200904648	Refinance Cash-out - Home Improvement	xx/xx/xxxx	NY

200904650	Refinance Cash-out - Other	xx/xx/xxxx	CT

200904650	Refinance Cash-out - Other	xx/xx/xxxx	CT

200904653	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904655	Refinance Cash-out - Other	xx/xx/xxxx	CA

200904660	Refinance Cash-out - Other	xx/xx/xxxx	CT

200904662	Purchase	xx/xx/xxxx	FL

200904662	Purchase	xx/xx/xxxx	FL

200904664	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904666	Refinance Cash-out - Other	xx/xx/xxxx	TX

200904666	Refinance Cash-out - Other	xx/xx/xxxx	TX

200904666	Refinance Cash-out - Other	xx/xx/xxxx	TX

200904667	Refinance Cash-out - Other	xx/xx/xxxx	DC

200904670	Refinance Cash-out - Other	xx/xx/xxxx	CA

200904670	Refinance Cash-out - Other	xx/xx/xxxx	CA

200904673	Refinance Cash-out - Other	xx/xx/xxxx	DC

200904673	Refinance Cash-out - Other	xx/xx/xxxx	DC

200904677	Refinance Cash-out - Other	xx/xx/xxxx	CT

200904679	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904682	Refinance Cash-out - Other	xx/xx/xxxx	RI

200904683	Refinance Cash-out - Other	xx/xx/xxxx	RI

200904684	Refinance Cash-out - Other	xx/xx/xxxx	DC

200904686	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904687	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904687	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904687	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904688	Purchase	xx/xx/xxxx	NC

200904690	Purchase	xx/xx/xxxx	NJ

200904693	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904693	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904697	Purchase	xx/xx/xxxx	FL

200904698	Refinance Cash-out - Other	xx/xx/xxxx	MA

200904698	Refinance Cash-out - Other	xx/xx/xxxx	MA

200904700	Refinance Cash-out - Other	xx/xx/xxxx	MD

200904700	Refinance Cash-out - Other	xx/xx/xxxx	MD

200904700	Refinance Cash-out - Other	xx/xx/xxxx	MD

200904700	Refinance Cash-out - Other	xx/xx/xxxx	MD

200904701	Purchase	xx/xx/xxxx	CA

200904701	Purchase	xx/xx/xxxx	CA

200904702	Refinance Cash-out - Other	xx/xx/xxxx	NJ

200904702	Refinance Cash-out - Other	xx/xx/xxxx	NJ

200904703	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904703	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904704	Refinance Cash-out - Other	xx/xx/xxxx	IN

200904704	Refinance Cash-out - Other	xx/xx/xxxx	IN

200904707	Refinance Cash-out - Other	xx/xx/xxxx	MA

200904707	Refinance Cash-out - Other	xx/xx/xxxx	MA

200904707	Refinance Cash-out - Other	xx/xx/xxxx	MA

200904708	Purchase	xx/xx/xxxx	FL

200904709	Refinance Rate/Term	xx/xx/xxxx	IN

200904710	Refinance Cash-out - Home Improvement	xx/xx/xxxx	NY

200904711	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904714	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904720	Refinance Cash-out - Other	xx/xx/xxxx	NJ

200904720	Refinance Cash-out - Other	xx/xx/xxxx	NJ

200904720	Refinance Cash-out - Other	xx/xx/xxxx	NJ

200904720	Refinance Cash-out - Other	xx/xx/xxxx	NJ

200904726	Purchase	xx/xx/xxxx	PA

200904726	Purchase	xx/xx/xxxx	PA

200904727	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904727	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904727	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904727	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904727	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904727	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904730	Purchase	xx/xx/xxxx	NY

200904730	Purchase	xx/xx/xxxx	NY

200904731	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904732	Purchase	xx/xx/xxxx	NJ

200904739	Purchase	xx/xx/xxxx	NJ

200904742	Refinance Cash-out - Other	xx/xx/xxxx	DC

200904743	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904743	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904743	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904745	Refinance Cash-out - Other	xx/xx/xxxx	RI

200904745	Refinance Cash-out - Other	xx/xx/xxxx	RI

200904748	Purchase	xx/xx/xxxx	MD

200904748	Purchase	xx/xx/xxxx	MD

200904751	Purchase	xx/xx/xxxx	IN

200904752	Refinance Cash-out - Other	xx/xx/xxxx	CT

200904754	Purchase	xx/xx/xxxx	NY

200904766	Refinance Rate/Term	xx/xx/xxxx	OH

200904766	Refinance Rate/Term	xx/xx/xxxx	OH

200904770	Refinance Cash-out - Other	xx/xx/xxxx	UT

200904771	Purchase	xx/xx/xxxx	FL

200904777	Refinance Rate/Term	xx/xx/xxxx	FL

200904781	Refinance Cash-out - Other	xx/xx/xxxx	TX

200904782	Refinance Rate/Term	xx/xx/xxxx	NV

200904782	Refinance Rate/Term	xx/xx/xxxx	NV

200904782	Refinance Rate/Term	xx/xx/xxxx	NV

200904783	Purchase	xx/xx/xxxx	SC

200904786	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904786	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904787	Refinance Rate/Term	xx/xx/xxxx	NY

200904789	Purchase	xx/xx/xxxx	CA

200904789	Purchase	xx/xx/xxxx	CA

200904790	Refinance Cash-out - Home Improvement	xx/xx/xxxx	HI

200904790	Refinance Cash-out - Home Improvement	xx/xx/xxxx	HI

200904791	Purchase	xx/xx/xxxx	NY

200904792	Refinance Rate/Term	xx/xx/xxxx	CA

200904794	Purchase	xx/xx/xxxx	PA

200904794	Purchase	xx/xx/xxxx	PA

200904796	Refinance Cash-out - Other	xx/xx/xxxx	NJ

200904799	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904799	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904800	Refinance Cash-out - Other	xx/xx/xxxx	NJ

200904801	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904801	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904801	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904806	Purchase	xx/xx/xxxx	CA

200904806	Purchase	xx/xx/xxxx	CA

200904807	Refinance Rate/Term	xx/xx/xxxx	CT

200904812	Refinance Cash-out - Other	xx/xx/xxxx	CA

200904812	Refinance Cash-out - Other	xx/xx/xxxx	CA

200904812	Refinance Cash-out - Other	xx/xx/xxxx	CA

200904812	Refinance Cash-out - Other	xx/xx/xxxx	CA

200904812	Refinance Cash-out - Other	xx/xx/xxxx	CA

200904813	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904813	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904814	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904814	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904814	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904814	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904814	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904815	Purchase	xx/xx/xxxx	CA

200904816	Purchase	xx/xx/xxxx	CA

200904818	Refinance Cash-out - Other	xx/xx/xxxx	CA

200904819	Purchase	xx/xx/xxxx	CA

200904820	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904820	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904820	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904820	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904821	Refinance Cash-out - Other	xx/xx/xxxx	CA

200904825	Refinance Cash-out - Other	xx/xx/xxxx	CA

200904828	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904829	Refinance Cash-out - Other	xx/xx/xxxx	CA

200904829	Refinance Cash-out - Other	xx/xx/xxxx	CA

200904830	Refinance Cash-out - Other	xx/xx/xxxx	NJ

200904830	Refinance Cash-out - Other	xx/xx/xxxx	NJ

200904830	Refinance Cash-out - Other	xx/xx/xxxx	NJ

200904833	Purchase	xx/xx/xxxx	PA

200904834	Purchase	xx/xx/xxxx	NV

200904835	Purchase	xx/xx/xxxx	TX

200904839	Refinance Cash-out - Other	xx/xx/xxxx	TX

200904840	Refinance Rate/Term	xx/xx/xxxx	CA

200904841	Refinance Cash-out - Other	xx/xx/xxxx	PA

200904842	Purchase	xx/xx/xxxx	NM

200904842	Purchase	xx/xx/xxxx	NM

200904847	Purchase	xx/xx/xxxx	CA

200904847	Purchase	xx/xx/xxxx	CA

200904849	Refinance Cash-out - Home Improvement	xx/xx/xxxx	NJ

200904849	Refinance Cash-out - Home Improvement	xx/xx/xxxx	NJ

200904849	Refinance Cash-out - Home Improvement	xx/xx/xxxx	NJ

200904849	Refinance Cash-out - Home Improvement	xx/xx/xxxx	NJ

200904850	Purchase	xx/xx/xxxx	CA

200904851	Refinance Cash-out - Home Improvement	xx/xx/xxxx	CA

200904851	Refinance Cash-out - Home Improvement	xx/xx/xxxx	CA

200904853	Refinance Cash-out - Other	xx/xx/xxxx	CA

200904853	Refinance Cash-out - Other	xx/xx/xxxx	CA

200904854	Refinance Cash-out - Other	xx/xx/xxxx	CA

200904854	Refinance Cash-out - Other	xx/xx/xxxx	CA

200904856	Refinance Cash-out - Other	xx/xx/xxxx	TX

200904856	Refinance Cash-out - Other	xx/xx/xxxx	TX

200904859	Purchase	xx/xx/xxxx	MA

200904860	Purchase	xx/xx/xxxx	TX

200909729	Refinance Cash-out - Other	xx/xx/xxxx	FL

200909729	Refinance Cash-out - Other	xx/xx/xxxx	FL

200938220	Refinance Rate/Term	xx/xx/xxxx	PA

200938220	Refinance Rate/Term	xx/xx/xxxx	PA

200938220	Refinance Rate/Term	xx/xx/xxxx	PA

200938221	Refinance Rate/Term	xx/xx/xxxx	AZ

200938221	Refinance Rate/Term	xx/xx/xxxx	AZ

200938221	Refinance Rate/Term	xx/xx/xxxx	AZ

200938222	Refinance Cash-out - Other	xx/xx/xxxx	NY

200938224	Refinance Cash-out - Other	xx/xx/xxxx	CA

200938225	Refinance Cash-out - Other	xx/xx/xxxx	LA

200938225	Refinance Cash-out - Other	xx/xx/xxxx	LA

200938226	Refinance Cash-out - Other	xx/xx/xxxx	MA

200938226	Refinance Cash-out - Other	xx/xx/xxxx	MA

200938227	Refinance Rate/Term	xx/xx/xxxx	MD

200938227	Refinance Rate/Term	xx/xx/xxxx	MD

200938228	Refinance Cash-out - Other	xx/xx/xxxx	NJ

200938228	Refinance Cash-out - Other	xx/xx/xxxx	NJ

200938229	Refinance Cash-out - Other	xx/xx/xxxx	DC

200938229	Refinance Cash-out - Other	xx/xx/xxxx	DC

200938229	Refinance Cash-out - Other	xx/xx/xxxx	DC

200938229	Refinance Cash-out - Other	xx/xx/xxxx	DC

200938230	Refinance Cash-out - Other	xx/xx/xxxx	NC

200938232	Refinance Cash-out - Other	xx/xx/xxxx	AZ

200938233	Refinance Rate/Term	xx/xx/xxxx	FL

200938233	Refinance Rate/Term	xx/xx/xxxx	FL

200938233	Refinance Rate/Term	xx/xx/xxxx	FL

200938233	Refinance Rate/Term	xx/xx/xxxx	FL

200938236	Refinance Rate/Term	xx/xx/xxxx	CA

200938238	Purchase	xx/xx/xxxx	GA

200938238	Purchase	xx/xx/xxxx	GA

200938238	Purchase	xx/xx/xxxx	GA

200938240	Refinance Cash-out - Other	xx/xx/xxxx	WA

200938240	Refinance Cash-out - Other	xx/xx/xxxx	WA

200938241	Refinance Cash-out - Other	xx/xx/xxxx	FL

200938241	Refinance Cash-out - Other	xx/xx/xxxx	FL

200938242	Refinance Cash-out - Other	xx/xx/xxxx	CA

200938242	Refinance Cash-out - Other	xx/xx/xxxx	CA

200938242	Refinance Cash-out - Other	xx/xx/xxxx	CA

200938244	Refinance Cash-out - Other	xx/xx/xxxx	OH

200938246	Refinance Rate/Term	xx/xx/xxxx	CA

200938247	Refinance Cash-out - Other	xx/xx/xxxx	TX

200938247	Refinance Cash-out - Other	xx/xx/xxxx	TX

200938248	Purchase	xx/xx/xxxx	CA

200904592	Refinance Rate/Term	xx/xx/xxxx	FL

200904644	Purchase	xx/xx/xxxx	NJ

200904693	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904720	Refinance Cash-out - Other	xx/xx/xxxx	NJ

200904781	Refinance Cash-out - Other	xx/xx/xxxx	TX

200904783	Purchase	xx/xx/xxxx	SC

200904799	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904812	Refinance Cash-out - Other	xx/xx/xxxx	CA

200904812	Refinance Cash-out - Other	xx/xx/xxxx	CA

200904814	Refinance Cash-out - Other	xx/xx/xxxx	FL

200904822	Refinance Cash-out - Other	xx/xx/xxxx	NY

200904848	Purchase	xx/xx/xxxx	NC

200904849	Refinance Cash-out - Home Improvement	xx/xx/xxxx	NJ

200938222	Refinance Cash-out - Other	xx/xx/xxxx	NY

200938226	Refinance Cash-out - Other	xx/xx/xxxx	MA

Original Loan Amount	Loan Status	Exception Date
$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/20/2016

$XXX	Loan Review Complete	09/20/2016

$XXX	Loan Review Complete	09/20/2016

$XXX	Loan Review Complete	09/16/2016

$XXX	Loan Review Complete	09/16/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/17/2016

$XXX	Loan Review Complete	09/17/2016

$XXX	Loan Review Complete	09/17/2016

$XXX	Loan Review Complete	09/20/2016

$XXX	Loan Review Complete	09/20/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/25/2016

$XXX	Loan Review Complete	09/20/2016

$XXX	Loan Review Complete	09/19/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/30/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/19/2016

$XXX	Loan Review Complete	09/19/2016

$XXX	Loan Review Complete	09/19/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/25/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/19/2016

$XXX	Loan Review Complete	09/19/2016

$XXX	Loan Review Complete	09/19/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/19/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	10/18/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/20/2016

$XXX	Loan Review Complete	09/19/2016

$XXX	Loan Review Complete	09/19/2016

$XXX	Loan Review Complete	09/19/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/19/2016

$XXX	Loan Review Complete	09/19/2016

$XXX	Loan Review Complete	09/19/2016

$XXX	Loan Review Complete	10/18/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/25/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/25/2016

$XXX	Loan Review Complete	10/18/2016

$XXX	Loan Review Complete	09/25/2016

$XXX	Loan Review Complete	09/25/2016

$XXX	Loan Review Complete	09/25/2016

$XXX	Loan Review Complete	09/20/2016

$XXX	Loan Review Complete	09/20/2016

$XXX	Loan Review Complete	09/20/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	10/18/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	10/18/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/25/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/25/2016

$XXX	Loan Review Complete	10/18/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/25/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	10/18/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/25/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	10/18/2016

$XXX	Loan Review Complete	10/05/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/25/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/25/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	10/18/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	10/18/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	10/18/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/25/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	10/18/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/25/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/25/2016

$XXX	Loan Review Complete	10/18/2016

$XXX	Loan Review Complete	09/25/2016

$XXX	Loan Review Complete	10/18/2016

$XXX	Loan Review Complete	10/18/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	10/05/2016

$XXX	Loan Review Complete	09/25/2016

$XXX	Loan Review Complete	10/18/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	10/18/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	10/18/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/25/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	10/18/2016

$XXX	Loan Review Complete	09/30/2016

$XXX	Loan Review Complete	09/26/2016

$XXX	Loan Review Complete	09/26/2016

$XXX	Loan Review Complete	09/30/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/30/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	10/18/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/30/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/25/2016

$XXX	Loan Review Complete	09/25/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/30/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/25/2016

$XXX	Loan Review Complete	09/30/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/23/2016

$XXX	Loan Review Complete	09/26/2016

$XXX	Loan Review Complete	09/25/2016

$XXX	Reviewed with Exceptions	09/19/2016

$XXX	Reviewed with Exceptions	09/22/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Reviewed with Exceptions	09/23/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Loan Review Complete	09/21/2016

$XXX	Reviewed with Exceptions	09/22/2016

$XXX	Reviewed with Exceptions	09/23/2016

$XXX	Reviewed with Exceptions	09/23/2016

$XXX	Reviewed with Exceptions	09/23/2016

$XXX	Reviewed with Exceptions	09/23/2016

$XXX	Reviewed with Exceptions	09/23/2016

$XXX	Loan Review Complete	09/22/2016

$XXX	Reviewed with Exceptions	09/26/2016

$XXX	Loan Review Complete	09/25/2016

Exception Category	Exception Subcategory	Exception Type
Fix and Flip	Document Error	Credit

Small Balance Commercial	General	Credit

Valuation	Valuation Issue	Property

Credit	Document Error	Credit

Credit	Document Error	Credit

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Credit	Miscellaneous	Credit

Missing Document	General	Credit

Credit	Document Error	Credit

Credit	Miscellaneous	Credit

Small Balance Commercial	General	Credit

Credit	Document Error	Credit

Credit	Miscellaneous	Credit

Small Balance Commercial	General	Credit

Credit	Document Error	Credit

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Valuation	Valuation Issue	Property

Small Balance Commercial	General	Credit

Credit	Document Error	Credit

Credit	Document Error	Credit

Document Error	Valuation Issue	Property

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Small Balance Commercial	General	Credit

Missing Document	General	Credit

Missing Document	General	Credit

Missing Document	General	Credit

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Missing Document	General	Credit

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Valuation	Valuation Issue	Property

Credit	Miscellaneous	Credit

Small Balance Commercial	General	Credit

Missing Document	General	Credit

Missing Document	General	Credit

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Small Balance Commercial	General	Credit

Credit	Document Error	Credit

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Missing Document	General	Credit

Valuation	Valuation Issue	Property

Credit	Miscellaneous	Credit

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Credit	Miscellaneous	Credit

Valuation	Valuation Issue	Property

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Small Balance Commercial	General	Credit

Credit	Document Error	Credit

Fix and Flip	Document Error	Credit

Missing Document	General	Credit

Credit	Miscellaneous	Credit

Guideline	Guideline Issue	Credit

Valuation	Valuation Issue	Property

Small Balance Commercial	General	Credit

Fix and Flip	Document Error	Credit

Note	Document Error	Credit

Missing Document	General	Credit

Small Balance Commercial	General	Credit

Credit	Document Error	Credit

Small Balance Commercial	General	Credit

Valuation	Valuation Issue	Property

Missing Document	General	Credit

Small Balance Commercial	General	Credit

Missing Document	General	Credit

Missing Document	General	Credit

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Missing Document	General	Credit

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Missing Document	General	Credit

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Missing Document	General	Credit

Fix and Flip	Document Error	Credit

Missing Document	General	Credit

Missing Document	General	Credit

Small Balance Commercial	General	Credit

Missing Document	General	Compliance

Credit	Miscellaneous	Credit

Missing Document	General	Credit

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Credit	Document Error	Credit

Small Balance Commercial	General	Credit

Missing Document	General	Credit

Credit	Miscellaneous	Credit

Valuation	Valuation Issue	Property

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Credit	Miscellaneous	Credit

Credit	Miscellaneous	Credit

Small Balance Commercial	General	Credit

Credit	Document Error	Credit

Credit	Miscellaneous	Credit

Small Balance Commercial	General	Credit

Valuation	Valuation Issue	Property

Guideline	Guideline Issue	Credit

Small Balance Commercial	General	Credit

Missing Document	General	Credit

Missing Document	General	Credit

Missing Document	General	Credit

Credit	Miscellaneous	Credit

Missing Document	General	Credit

Small Balance Commercial	General	Credit

Valuation	Valuation Issue	Property

Credit	Miscellaneous	Credit

Small Balance Commercial	General	Credit

Credit	Document Error	Credit

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Missing Document	General	Credit

Missing Document	General	Credit

Credit	Document Error	Credit

Credit	Miscellaneous	Credit

Missing Document	General	Credit

Valuation	Valuation Issue	Property

Valuation	Valuation Issue	Property

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Credit	Miscellaneous	Credit

Missing Document	General	Credit

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Credit	Miscellaneous	Credit

Credit	Miscellaneous	Credit

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Credit	Miscellaneous	Credit

Missing Document	General	Credit

Credit	Miscellaneous	Credit

Missing Document	General	Credit

Small Balance Commercial	General	Credit

Credit	Document Error	Credit

Valuation	Valuation Issue	Property

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Credit	Document Error	Credit

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Valuation	Valuation Issue	Property

Missing Document	General	Credit

Missing Document	General	Credit

Missing Document	General	Credit

Fix and Flip	Document Error	Credit

Valuation	Valuation Issue	Property

Small Balance Commercial	General	Credit

Missing Document	General	Credit

Fix and Flip	Document Error	Credit

Small Balance Commercial	General	Credit

Credit	Document Error	Credit

Small Balance Commercial	General	Credit

Valuation	Valuation Issue	Property

Credit	Miscellaneous	Credit

Credit	Miscellaneous	Credit

Credit	Miscellaneous	Credit

Credit	Miscellaneous	Credit

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Credit	Document Error	Credit

Credit	Miscellaneous	Credit

Credit	Miscellaneous	Credit

Small Balance Commercial	General	Credit

Missing Document	General	Credit

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Credit	Miscellaneous	Credit

Guideline	Guideline Issue	Credit

Small Balance Commercial	General	Credit

Valuation	Valuation Issue	Property

Small Balance Commercial	General	Credit

Valuation	Valuation Issue	Property

Valuation	Valuation Issue	Property

Credit	Miscellaneous	Credit

Valuation	Valuation Issue	Property

Small Balance Commercial	General	Credit

Valuation	Valuation Issue	Property

Document Error	Valuation	Credit

Credit	Miscellaneous	Credit

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Credit	Miscellaneous	Credit

Missing Document	General	Credit

Credit	Miscellaneous	Credit

Credit	Miscellaneous	Credit

Missing Document	General	Credit

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Guideline	Guideline Issue	Credit

Valuation	Valuation Issue	Property

Credit	Miscellaneous	Credit

Credit	Miscellaneous	Credit

Small Balance Commercial	General	Credit

Valuation	Valuation Issue	Property

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Credit	Document Error	Credit

Credit	Miscellaneous	Credit

Credit	Document Error	Credit

Valuation	Valuation Issue	Property

Valuation	Valuation Issue	Property

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Valuation	Valuation Issue	Property

Credit	Miscellaneous	Credit

Credit	Miscellaneous	Credit

Credit	Miscellaneous	Credit

Missing Document	General	Credit

Credit	Miscellaneous	Credit

Valuation	Valuation Issue	Property

Missing Document	General	Credit

Credit	Miscellaneous	Credit

Guideline	Guideline Issue	Credit

Valuation	Valuation Issue	Property

Small Balance Commercial	General	Credit

Valuation	Valuation Issue	Property

Missing Document	General	Credit

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Credit	Miscellaneous	Credit

Credit	Miscellaneous	Credit

Credit	Miscellaneous	Credit

Small Balance Commercial	General	Credit

Missing Document	General	Compliance

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Valuation	Valuation Issue	Property

Credit	Miscellaneous	Credit

Small Balance Commercial	General	Credit

Valuation	Valuation Issue	Property

Missing Document	General	Credit

Credit	Miscellaneous	Credit

Credit	Miscellaneous	Credit

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Missing Document	General	Credit

Missing Document	General	Credit

Fix and Flip	Document Error	Credit

Fix and Flip	Document Error	Credit

Credit	Miscellaneous	Credit

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Missing Document	General	Credit

Guideline	Guideline Issue	Credit

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Small Balance Commercial	General	Credit

Credit	Miscellaneous	Credit

Credit	Document Error	Credit

Exception Status	Exception Status Change Date	Exception Grade
Cleared	09/29/2016	1

Cleared	09/29/2016	1

Open		3

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Waived	09/23/2016	2

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Waived	09/23/2016	2

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	10/13/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	10/04/2016	1

Cleared	09/29/2016	1

Open		3

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/30/2016	1

Cleared	10/04/2016	1

Cleared	10/04/2016	1

Cleared	10/04/2016	1

Cleared	10/04/2016	1

Cleared	09/30/2016	1

Open		3

Waived	09/23/2016	2

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Open		3

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	10/04/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Waived	09/23/2016	2

Waived	09/23/2016	2

Open		3

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	10/04/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Open		3

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	10/04/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	10/04/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	10/06/2016	1

Cleared	10/04/2016	1

Waived	09/23/2016	2

Waived	09/23/2016	2

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	10/04/2016	1

Cleared	10/06/2016	1

Cleared	10/04/2016	1

Cleared	10/04/2016	1

Cleared	09/30/2016	1

Cleared	10/04/2016	1

Waived	09/23/2016	2

Waived	09/23/2016	2

Cleared	09/30/2016	1

Cleared	10/04/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Open		3

Cleared	10/06/2016	1

Cleared	10/04/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Waived	09/23/2016	2

Cleared	10/04/2016	1

Cleared	10/04/2016	1

Cleared	10/04/2016	1

Cleared	09/30/2016	1

Cleared	10/04/2016	1

Open		3

Waived	09/23/2016	2

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Waived	09/23/2016	2

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Open		3

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Waived	09/23/2016	2

Waived	09/23/2016	2

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Waived	09/23/2016	2

Waived	09/23/2016	2

Open		3

Cleared	10/13/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	10/06/2016	1

Cleared	09/29/2016	1

Cleared	10/04/2016	1

Cleared	09/29/2016	1

Waived	09/23/2016	2

Waived	09/23/2016	2

Cleared	09/29/2016	1

Waived	09/23/2016	2

Waived	09/23/2016	2

Waived	09/23/2016	2

Cleared	10/04/2016	1

Cleared	09/29/2016	1

Cleared	10/04/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	10/04/2016	1

Open		3

Cleared	10/04/2016	1

Cleared	09/29/2016	1

Cleared	10/05/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Cleared	09/29/2016	1

Open		3

Cleared	10/04/2016	1

Cleared	09/29/2016	1

Cleared	10/04/2016	1

Cleared	10/04/2016	1

Open		3

Cleared	10/04/2016	1

Cleared	10/04/2016	1

Cleared	10/04/2016	1

Cleared	10/04/2016	1

Cleared	10/04/2016	1

Cleared	09/30/2016	1

Open		3

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	10/04/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	10/04/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	10/04/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Waived	09/23/2016	2

Waived	09/23/2016	2

Cleared	10/04/2016	1

Open		3

Cleared	10/04/2016	1

Open		3

Open		3

Cleared	10/04/2016	1

Cleared	10/17/2016	1

Cleared	09/30/2016	1

Open		3

Cleared	09/30/2016	1

Cleared	10/04/2016	1

Cleared	09/30/2016	1

Waived	09/23/2016	2

Cleared	10/04/2016	1

Waived	09/23/2016	2

Cleared	09/30/2016	1

Waived	09/23/2016	2

Waived	09/23/2016	2

Cleared	10/04/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Open		3

Cleared	10/04/2016	1

Waived	09/23/2016	2

Cleared	09/30/2016	1

Open		3

Cleared	10/04/2016	1

Waived	09/23/2016	2

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	10/04/2016	1

Open		3

Cleared	10/14/2016	1

Cleared	09/30/2016	1

Cleared	10/04/2016	1

Open		3

Waived	09/23/2016	2

Waived	09/23/2016	2

Waived	09/23/2016	2

Waived	09/23/2016	2

Cleared	10/04/2016	1

Cleared	10/10/2016	1

Cleared	09/30/2016	1

Waived	09/23/2016	2

Waived	09/23/2016	2

Open		3

Cleared	09/30/2016	1

Cleared	10/09/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Waived	09/23/2016	2

Waived	09/23/2016	2

Waived	09/23/2016	2

Waived	09/23/2016	2

Waived	09/23/2016	2

Cleared	10/04/2016	1

Cleared	09/30/2016	1

Waived	09/23/2016	2

Cleared	10/12/2016	1

Cleared	10/04/2016	1

Cleared	09/30/2016	1

Cleared	10/14/2016	1

Cleared	09/30/2016	1

Cleared	10/04/2016	1

Cleared	10/04/2016	1

Cleared	09/30/2016	1

Cleared	10/04/2016	1

Cleared	09/29/2016	1

Cleared	09/30/2016	1

Cleared	09/30/2016	1

Cleared	10/04/2016	1

Cleared	10/04/2016	1

Cleared	09/29/2016	1

Cleared	10/04/2016	1

Cleared	10/06/2016	1

Cleared	10/04/2016	1

Cleared	09/30/2016	1

Cleared	10/04/2016	1

Cleared	10/06/2016	1

Cleared	09/30/2016	1

Cleared	10/04/2016	1

Cleared	09/30/2016	1

Exception	Exception Detail
Subject property is Non-Owner Occupied and the insurance documents in file do not reflect Landlord insurance.

Insufficient Hazard Insurance

BPO value is less than Appraised value by at least 10%.

Borrower does not own current residence and thus casts doubt on business purpose of loan

The file does not contain rent loss insurance and thus casts doubt on business purpose of loan

Insufficient Hazard Insurance

Credit Exception:

Credit Exception:

Missing Document: Non-Owner Occupancy Declaration not provided

Evidence of landlord insurance (hazard insurance plus liability) is missing.

Credit Exception:

Insufficient Hazard Insurance

Evidence of landlord insurance (hazard insurance plus liability) is missing.

Credit Exception:

Insufficient Hazard Insurance

The file does not contain rent loss insurance and thus casts doubt on business purpose of loan

Insufficient Hazard Insurance

Insufficient Hazard Insurance

Insufficient Hazard Insurance

Insufficient Hazard Insurance

Value variance greater than 10% between origination appraisal and subsequent product

Insufficient Hazard Insurance

The file does not contain rent loss insurance and thus casts doubt on business purpose of loan

Evidence of landlord insurance (hazard insurance plus liability) is missing.

Valuation Error: Desk review report date not provided.

Debt service ratio issue

Insufficient Hazard Insurance

Insufficient Hazard Insurance

Credit Exception:

Insufficient Hazard Insurance

Missing Document: Hazard Insurance Policy not provided

Missing Document: Business Purpose Letter of Intent not provided

Missing Document: Verification of Down Payment Funds not provided

Insufficient Hazard Insurance

Insufficient Hazard Insurance

Missing Document: Missing Lender’s Final 1003

Insufficient Hazard Insurance

Insufficient Hazard Insurance

Value variance greater than 10% between origination appraisal and subsequent product

Credit Exception:

Insufficient Hazard Insurance

Missing Document: Background Check not provided

Missing Document: Credit Report not provided

Insufficient Hazard Insurance

Insufficient Hazard Insurance

Credit Exception:

Insufficient Hazard Insurance

Evidence of landlord insurance (hazard insurance plus liability) is missing.

Insufficient Hazard Insurance

LTV does not meet guidelines

Missing Document: Appraisal not provided

Value variance greater than 10% between origination appraisal and subsequent product

Credit Exception:

Insufficient Hazard Insurance

Credit Exception:

Credit Exception:

Value variance greater than 10% between origination appraisal and subsequent product

Insufficient Hazard Insurance

Credit Exception:

Insufficient Hazard Insurance

Evidence of landlord insurance (hazard insurance plus liability) is missing.

Subject property is Non-Owner Occupied and the appraisal does not show the property as Tenant Occupied or Vacant.

Missing Document: Missing Lender’s Final 1003

Credit Exception:

Guideline Issue: Insufficient tradelines per credit guidelines

Value variance greater than 10% between origination appraisal and subsequent product

Insufficient Hazard Insurance

Missing document: A copy of the lease for the subject property is missing.

Lien Position: Unable to determine lien position from loan documents provided.

Missing Document: Appraisal not provided

Insufficient Hazard Insurance

The Non-Owner Occupied Certification is missing.

Insufficient Hazard Insurance

Value variance greater than 10% between origination appraisal and subsequent product

Missing Document: Rent Roll not provided

Fraud reports are not present for all borrowers/guarantors.

Missing Document: Missing Lender’s Final 1003

Missing Document: Missing Lender’s Final 1003

Insufficient Hazard Insurance

Insufficient Hazard Insurance

Missing Document: Background Check not provided

Fraud reports are not present for all borrowers/guarantors.

Insufficient Hazard Insurance

Insufficient Hazard Insurance

Missing Document: UCC-1 not provided

Insufficient Hazard Insurance

Credit Exception:

Insufficient Hazard Insurance

Credit Exception:

Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided

Missing document: A copy of the lease for the subject property is missing.

Missing Document: Business Purpose Letter of Intent not provided

Missing Document: Non-Owner Occupancy Declaration not provided

Insufficient Hazard Insurance

Missing Final HUD-1

Credit Exception:

Missing Document: Non-Owner Occupancy Declaration not provided

Insufficient Hazard Insurance

Insufficient Hazard Insurance

Credit Exception:

Absence of Business purpose certificate and/or Non-Owner occupancy declaration casts doubt on business purpose of loan

Insufficient Hazard Insurance

Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided

Credit Exception:

Value variance greater than 10% between origination appraisal and subsequent product

Insufficient Hazard Insurance

Insufficient Hazard Insurance

Insufficient Hazard Insurance

Credit Exception:

Credit Exception:

Credit Exception:

Insufficient Hazard Insurance

The file does not contain rent loss insurance and thus casts doubt on business purpose of loan

Credit Exception:

Insufficient Hazard Insurance

Value variance greater than 10% between origination appraisal and subsequent product

Guideline Issue: Insufficient tradelines per credit guidelines

Insufficient Hazard Insurance

Missing Document: Hazard Insurance Policy not provided

Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided

Missing Valuation:

Credit Exception:

Missing Document: Verification of Down Payment Funds not provided

Insufficient Hazard Insurance

BPO value is less than Appraised value by at least 10%.

Credit Exception:

Insufficient Hazard Insurance

The Non-Owner Occupied Certification is missing.

Insufficient Hazard Insurance

Credit Exception:

Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided

Missing Valuation:

The Non-Owner Occupied Certification is missing.

Credit Exception:

Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided

Value variance greater than 10% between origination appraisal and subsequent product

Value variance greater than 10% between origination appraisal and subsequent product

Insufficient Hazard Insurance

Insufficient Hazard Insurance

Credit Exception:

Insufficient Hazard Insurance

Insufficient Hazard Insurance

Insufficient Hazard Insurance

Insufficient Hazard Insurance

Credit Exception:

Credit Exception:

Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided

Insufficient Hazard Insurance

Credit Exception:

Credit Exception:

Credit Exception:

Insufficient Hazard Insurance

Credit Exception:

Insufficient Hazard Insurance

Credit Exception:

Credit Exception:

Missing Document: Appraisal not provided

Credit Exception:

Missing Valuation:

Insufficient Hazard Insurance

Evidence of landlord insurance (hazard insurance plus liability) is missing.

Value variance greater than 10% between origination appraisal and subsequent product

Insufficient Hazard Insurance

Insufficient Hazard Insurance

Credit Exception:

Evidence of landlord insurance (hazard insurance plus liability) is missing.

Insufficient Hazard Insurance

Credit Exception:

Value variance greater than 10% between origination appraisal and subsequent product

Missing Document: Business P&L not provided

Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided

Missing Document: Approval not provided

Subject property is Non-Owner Occupied and Verification of identification docs in file show the Borrower(s) address as the subject property.

Value variance greater than 10% between origination appraisal and subsequent product

Insufficient Hazard Insurance

Missing Document: Business Purpose Letter of Intent not provided

Missing document: A copy of the lease for the subject property is missing.

Insufficient Hazard Insurance

Evidence of landlord insurance (hazard insurance plus liability) is missing.

Missing Hazard Insurance

Value variance greater than 10% between origination appraisal and subsequent product

Credit Exception:

Credit Exception:

Credit Exception:

Credit Exception:

Missing Environmental Report

Insufficient Hazard Insurance

Evidence of landlord insurance (hazard insurance plus liability) is missing.

Credit Exception:

Credit Exception:

Insufficient Hazard Insurance

Missing Document: Business Purpose Letter of Intent not provided

Insufficient Hazard Insurance

Credit Exception:

Credit Exception:

Guideline Issue: Insufficient tradelines per credit guidelines

Insufficient Hazard Insurance

Value variance greater than 10% between origination appraisal and subsequent product

Insufficient Hazard Insurance

Value variance greater than 10% between origination appraisal and subsequent product

Value variance greater than 10% between origination appraisal and subsequent product

Credit Exception:

Value variance greater than 10% between origination appraisal and subsequent product

Insufficient Hazard Insurance

Value variance greater than 10% between origination appraisal and subsequent product

Valuation Error: Valuation report date was not provided.

Credit Exception:

Insufficient Hazard Insurance

Credit Exception:

Credit Exception:

Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided

Credit Exception:

Credit Exception:

Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided

Insufficient Hazard Insurance

Credit Exception:

Insufficient Hazard Insurance

Credit Exception:

Guideline Issue: Derogatory consumer credit outside of credit guidelines

Value variance greater than 10% between origination appraisal and subsequent product

Credit Exception:

Credit Exception:

Insufficient Hazard Insurance

Value variance greater than 10% between origination appraisal and subsequent product

Insufficient Hazard Insurance

Credit Exception:

The Non-Owner Occupied Certification is missing.

Credit Exception:

Evidence of landlord insurance (hazard insurance plus liability) is missing.

Value variance greater than 10% between origination appraisal and subsequent product

Value variance greater than 10% between origination appraisal and subsequent product

Insufficient Hazard Insurance

Insufficient Hazard Insurance

Value variance greater than 10% between origination appraisal and subsequent product

Credit Exception:

Credit Exception:

Credit Exception:

Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided

Credit Exception:

Value variance greater than 10% between origination appraisal and subsequent product

Missing Document: Missing Lender’s Final 1003

Credit Exception:

Guideline Issue: Derogatory consumer credit outside of credit guidelines

Value variance greater than 10% between origination appraisal and subsequent product

Insufficient Hazard Insurance

Value variance greater than 10% between origination appraisal and subsequent product

Missing Document: Missing Lender’s Final 1003

LTV does not meet guidelines

Insufficient Hazard Insurance

Credit Exception:

Credit Exception:

Credit Exception:

Credit Exception:

LTV does not meet guidelines

Missing Final HUD-1

Insufficient Hazard Insurance

Credit Exception:

Value variance greater than 10% between origination appraisal and subsequent product

Credit Exception:

Insufficient Hazard Insurance

Value variance greater than 10% between origination appraisal and subsequent product

Missing Document: Rent Roll not provided

Credit Exception:

Credit Exception:

Insufficient Hazard Insurance

Insufficient Hazard Insurance

Property has been listed for sale in the past 12 months.

Missing Document: Verification of Down Payment Funds not provided

Missing Document: Approval not provided

Missing document: A copy of the lease for the subject property is missing.

Missing document: A copy of the lease for the subject property is missing.

Credit Exception:

Insufficient Hazard Insurance

Credit Exception:

Missing Document: Business License not provided

Guideline Issue: Derogatory consumer credit outside of credit guidelines

Property has been listed for sale in the past 12 months.

Missing Title

Missing Title

Credit Exception:

The Non-Owner Occupied Certification is missing.

Exception Information	Compensating Factors
There is no EOI on file for Loss of rents nor any additional coverage beyond the condo master policy. Per MCP 7.2 II Evidence of insurance or insurance binder must agree with Note and show Borrower(s)’ names and property address, that the mailing address is same as subject property, and the type of insurance agrees with loan program (an owner-occupied property will reflect owner’s coverage and a non-owner-occupied property will reflect tenant coverage and a rent-loss insurance endorsement).

EOI does not Indicate Wind/Hail/Hurricane coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

Appraisal Value Discrepancy- appraisal on File Reflects $1.29MM value vs Final Loan Approval WS indicated AV of $1.1MM and Analyst review value which states $1.1MM appraised value accepted.

VOR Exception not noted in final approval WS. Per Application, Approval & LOE Borrower lives rent free with son. Per MCP 5.4 Rental Payment History: If the Borrower previously rented, a 12-month rental history must be verified by:* Verification of Rents (VOR) from management company; or *Cancelled rent checks (legible) from the Borrower for the past 12 months. * Reduce LTV by minimum of 5% for Borrowers that cannot verify a 12 month rental history

EOI does not reflect any loss of rents coverage.

Per MCP 7.2 II NOTE: Occupancy: An owner-occupied property should reflect owner’s coverage and a non-owner-occupied property should reflect tenant coverage and a rent-loss insurance endorsement.

EOI Reflects conversion to 90% coinsurance.

Per MCP 7.2 II a. The insurance policy: * must not have any coinsurance.

Per MCP dated 6/1/16, minimum FICO is 650. Representative FICO on file is 637. Guideline variance approved by lender at time of origination. Low LTV & reserves.	Guideline variance approved by lender at time of origination. Low LTV & reserves.

There is no Final HUD-1/settlement statement contained in file provided for review. Per MCP 9.1 Final Settlement The Final settlement statement is required on all transactions.

There is no Executed Certificate of Occupancy & Indemnity contained in file for subject note/ property.

There is no EOI documenting any Liability coverage. Per MCP 7.2V. Commercial General Liability Insurance-Commercial General Liability Insurance is required on all loans. For Traditional loans on buildings without elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $2 million minimum general aggregate limit.

Asset review valuation discrepancy- the UW Asset review lists a value of $108,000 with summary comment indicating ‘Using appraised value, AVM supports higher’, However Appraisal indicates a value of $116,000 and the Approval WS documented the $116k valuation as well. ($81.2M loan amount equates to 70.0% LTV at $116M AV or 75.185% LTV @$108M AV.

EOI on file reflects 80% Coinsurance on Business income/loss of rents coverage. Per MCP 7.2 II a. The insurance policy: *must not have any coinsurance.

EOI reflects Business income coverage and not loss of rents/rental value. Per MCP 7.2 II NOTE:

Occupancy: An owner-occupied property should reflect owner’s coverage and a non-owner-occupied property should reflect tenant coverage and a rent-loss insurance endorsement.

Per MCP dated 3/1/16, minimum FICO is 650. Representative FICO on file is 620. Guideline variance approved by lender at time of origination. Seasoned Investor, Low LTV.	Guideline variance approved by lender at time of origination. Seasoned Investor, Low LTV.

Wind/Hail deductible of 5% exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;

EOI reflects Loss of Use and not loss of rents/rental value. Per MCP 7.2 II NOTE:

Occupancy: An owner-occupied property should reflect owner’s coverage and a non-owner-occupied property should reflect tenant coverage and a rent-loss insurance endorsement.

EOI reflects Hurricane exclusion which is not compliant with guidelines.

Per MCP 7.2 The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

Hurricane deductible of 5% is greater that $5,000 Per MCP 7.2- wind/hail deductible up to 2% is acceptable except as provided herein;

Hurricane deductible of 5% is > 2% or $5,000. Per MCP 7.2 wind/hail deductible up to 2% is acceptable except as provided herein;

1) EOI indicates 80% coinsurance and no agreed value endorsement. Per MCP (rev. 8/1/14) 7.2 a. The insurance policy: * must not have any coinsurance or must contain an “agreed amount endorsement”, waiving any coinsurance requirement, which must be updated annually and be sufficient to prevent Borrower from becoming a co-insurer within the terms of the applicable policies

2) EOI reflects exclusion of wind/Hail coverage. Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

Appraised value is $275,000 and BPO is $180000

EOI provided is a Declaration page. Per MCP 7.2 VII. Evidence of Insurance Prior to funding a loan, an ACORD Form 27 or ACORD 28 combined with an ACORD 25S, or ACORD 75S are acceptable as temporary evidence of insurance. Other insurance binders (Non ACORD forms) are acceptable at the underwriters discretion. Post-closing, either originals or certified copies of current insurance policies are acceptable as proofs of coverage. A binder is not acceptable, unless required by state law. If state law requires the acceptance of a binder as evidence of insurance, the binder must be renewed no less frequently than every 60 days.

There is no evidence of loss of rent/Business income/Business interruption contained in file. Per MCP 7.2 II Evidence of insurance or insurance binder must agree with Note and show Borrower(s)’ names and property address, that the mailing address is same as subject property, and the type of insurance agrees with loan program (an owner occupied property will reflect owner’s coverage and a non-owner-occupied property will reflect tenant coverage and a rent-loss insurance endorsement).

General Aggregate Liability <$3MM on Warehouse property type. Per EOI, Limit is $2MM. Per MCP 7.2 V. For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

The Real Estate review on file is dated subsequent to note date/ closing date. RE Review is dated 8/26/08 with note/settlement date of xx/xx/xxxx

Traditional II subject property with DSCR<1.25x. Per approval, DSCR is 0.998x, per MCP 2.3, the min DSCR of Traditional II is 1.25x.

Hazard Deductible of $2500 on $190,000 and 2% for wind exceeds guidelines, per MCP (v8/1/14) must have a deductible equal to the lesser of $5,000 or 1% of the amount of coverage,

EOI Reflects loss of use as opposed to loss of rents coverage- Per MCP 7.2 Evidence of insurance or insurance binder must agree with Note and show Borrower(s)’ names and property address, that the mailing address is same as subject property, and the type of insurance agrees with loan program (an owner occupied property will reflect owner’s coverage and a non-owner-occupied property will reflect tenant coverage and a rent-loss insurance endorsement).

Loan purpose mismatch- Approval reflects cash-out, however transaction appears to be rate/term. Per approval the estimated cash out of $13.4M in excess of the existing debt did not include any estimate for closing costs. Per HUD-1- after closing costs, the borrower was required to bring funds to the closing table, hence there was no incidental cash out in the subject transaction.

$2,500 hazard deductible on $164M coverage amount and 5% wind deductible exceed guidelines- per MCP 7.2 II a. The insurance policy: must have a deductible equal to the lesser of $5,000 or 1% of the amount of coverage, except as provided herein;

There is no EOI in file

The Handwritten BP LOI on file contains signatures for only 1 of 2 co-borrowers

There is no VOF on file- Missing documentation to support assets listed on 1003/approval WS.

5% Hurricane Deductible exceeds guideline limitations. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein; amount of coverage, except as provided herein;

Wind/hail deductible of 2% exceeds policy guidelines at time of origination. Per MCP (v.6/1/15 7).1II The Insurance policy *must have a deductible equal to the lesser of $5,000 or 1% of the amount of coverage, except as provided herein;

Gen Aggregate Liability <$3MM for warehouse property type. Per MCP 7.2 V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

Missing Wind/Hail coverage

Desk review value of $430,000 is not within 10% tolerance of appraised value of $500,000

Per Approval the subject mixed use property is 33.3% owner occupied. There is no UW BP analysis as required in MCP Appendix 2

Property is Industrial/warehouse and Aggregate Liability limit is < $3MM. Per EOI, Aggregate is $2MM.

Per MCP 7.2V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

There is no Background/ OFAC check contained in file provided for review.

There is no Credit report contained in file provided for review.

EOI does not reflect any ordinance/law coverage. Per Approval subject is mixed use property. Per MCP 7.2 II a. The insurance policy: *Policy must contain Law and Ordinance endorsement for traditional 1 and 2 property types.

Missing Wind/Hail coverage

The Subject is owner-user Mixed use- the borrower’s business occupies one of the ground floor commercial unit, and also one of the 3 residential units. Per Guidelines Appendix 2, a UW BP analysis and Owner Occ BP Certification are required

EOI does not 1) reflect Law/Ordinance coverage, nor Deductible information. or 2) Reflect Wind/hail coverage

Per MCP 7.2 II 1) a. The insurance policy:* Policy must contain Law and Ordinance endorsement for traditional 1 and 2 property types. *must have a deductible equal to the lesser of $5,000 or 5% of the amount of coverage 2) The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

The EOI provided does not reflect any General aggregate limit information.

Per MCP 7.2 V. For Traditional loans on buildings without elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $2 million minimum general aggregate limit.

EOI indicates exclusion for named storms (Hurricane).

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

Recent purchase- LTV of 79.5% based on $XXX purchase price as of xx/xx/xxxx as specified per guidelines.

Per Appraisal and analyst review, the subject was purchased in xxx 2015 for $XXX. Analyst review of $335,000 was applied to final loan approval WS for approved LTV of 75%. (note that analyst review adjustments were made due to incomplete/non-rentable condition of the third story of subject property.)

Per MCP 6.6 Cash-out on Recent Purchases: Definition: Borrower on title < 12 months *Value estimate limited to the lessor of the original purchase price or the current appraised value

The Appraisal report contains conflicting date- the summary value narrative on the second cover page is dated 2/17/16 however the valuation date is 2/29/16. This issue has potential to cloud the validity/ accuracy of the appraisal report.

Desk review value of $335,000 is not within 10% tolerance of appraised value of $400,000

Per MCP minimum FICO is 650. Representative FICO on file is 649. Guideline variance approved by lender at time of origination. Reduced LTV.	Guideline variance approved by lender at time of origination. Reduced LTV.

Warehouse property with <$3MM in gen aggregate liability. Per MCP 7.2 V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

Per MCP dated 3/1/16, minimum FICO is 650. Representative FICO on file is 633. No guideline exceptions noted on final Loan Approval.

1) The Subject is owner-user Mixed use per approval, and there is no W BP analysis and Owner Occ BP Cert on file. Per Guidelines Appendix 2, a UW BP analysis and Owner Occ BP Certification are required

2) The subject is a single unit, mixed use property per the Asset review. This single unit and mixed use classification is somewhat paradoxical since there should be multiple units to support the multiple uses. Request lender justification/affirmation memo to file supporting the classification of this unique property type.

Desk review of $370,000 exceeds 10% variance of appraised value of $430,000

Warehouse property with <$3MM in gen aggregate liability. Per MCP 7.2 V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

Per Approval, the property is owner-user mixed use and the file does not contain an Owner Occ BP Cert and UW BP analysis as required per MCP appendix 2

There is no EOI provided reflecting any figures for Liability insurance coverage. Per MCP 7.2.V $1mm/$2MM is req’d for mixed use (traditional I) properties.

EOI reflects “$500,00” in Liability coverage. While this appears to be most likely a typo, the figure documented is insufficient and an accurate EOI should be obtained confirming compliant liability coverage levels.

Per MCP 7.2 V For Investor 1-4 properties, $300,000 is acceptable for the general aggregate limit. VCC may require additional amounts of coverage if it is determined that special risks exists, including, for example, space used for a day care center or other commercial or retail facility.

Appraisal Reflects Owner occupancy which is contradictory to NOO approval.

there is no application/1003 contained in file provided for review

Per MCP dated 3/1/16, minimum FICO is 650. Representative FICO on file is 641. Guideline variance approved by lender at time of origination. Reduced LTV (65%)	Guideline variance approved by lender at time of origination. Reduced LTV (65%)

Guideline variance approved by lender at time of origination. Reduced LTV (65%)	Guideline variance approved by lender at time of origination. Reduced LTV (65%)

Desk review of $765,000 is outside of 10% tolerance from appraisal value of $860,000

EOI does not reflect details of liability coverage such as Occurrence Basis not General Aggregate limit. Per MCP 7.2 V Commercial General Liability Insurance is required on all loans.

For Traditional loans on buildings without elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $2 million minimum general aggregate limit… Insurance must be written on an “occurrence” basis.

There are no leases provided for subject property (presence of a summary rent roll is acknowledged). Per MCP Appendix 2, Leases are required on traditional loans >$500M

Per the Prelim/commitment on file there are two existing notes for the property however only one payoff and no evidence on file nor contained in approval document regarding release/subordination of a second mortgage note.

Per MCP 7.1 Title Exceptions: * All existing liens and judgments must have been paid or released;

The Date of signature and report on page 6 of the appraisal is listed as 07/13/2016 which is subsequent to the xx/xx/xxxx note date.

EOI incomplete- the EOI does not have any value listed for the Commercial Property coverage.

There is no executed Certification of Occupancy & Indemnity contained in file as required per MCP appendix 2 for Mixed use property with an Individual borrower

EOI indicates NA for wind/hail coverage. Per MCP 7.2 The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

Desk Review value of $1,500,000 is not within 10% variance of appraisal value of $1,860,000

There is no OFAC search result contained in file provided for review. Per MCP 5.2 SSN mismatch or OFAC hit on credit report: *Underwriter to require a SSN/OFAC background search

EOI contains no data for Wind deductible amount which casts doubt on whether it is included in coverage. Per MCP 7.2 II

The EOI on file does not document details of Liability coverage. Per MCP 7.2V. Commercial General Liability Insurance-Commercial General Liability Insurance is required on all loans. For Traditional loans on buildings without elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $2 million minimum general aggregate limit.

Wind and Hail insurance deductible exceeds 2% @ 3% per VCC MCP 7.2

Policy provided contains no data for Wind/Hail coverage or deductible amount which casts doubt on whether it is included in coverage. Per MCP 7.2 II

Wind/hail deductible of 5% @$500M Coverage amount exceeds guidelines.

Per MCP 7,2 II a. The insurance policy: must have a deductible equal to the lesser of $5,000 or 5% of the amount of coverage, wind/hail deductible up to 2% is acceptable except as provided herein;

1) Property type inconsistency Mixed use / Office. Per Appraisal & analyst review property contains both- a residential unit and ground floor retail. Note is approved as office/retail Property is zoned as mixed use and adjacent properties include mixed use, residential and commercial office/retail.

2) If Mixed Use- there are additional NOO requirements per MCP appendix 2 that would be applicable; *Handwritten BP letter, *BP Disclosure, *BP Certification

Per MCP 3.4 Traditional I

Traditional I includes multifamily and mixed use properties. Mixed-use properties consist of a commercial use, usually on the first floor, and a residential use above.

To be eligible for Traditional I, mixed-use properties must meet the following standards:

1. Commercial use is generally confined to the ground floor;

2. Commercial use must not affect the health, safety or comfort of residential occupants.

3. Acceptable commercial uses are general office and retail. Other mixed use properties with commercial uses such as industrial, automotive, adult entertainment, bars, schools, public assistance offices or drug treatment clinics will be classified as Traditional 2 properties.

1) 5% wind/hail deductible exceeds policy max. Per MCP 7.2 wind/hail deductible up to 2% is acceptable except as provided herein;

2) Gen Aggregate Liability <$3MM for warehouse property type. Per MCP 7.2 V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

Per MCP dated 6/1/16, minimum FICO is 650. Representative FICO on file is 647. Guideline variance approved by lender at time of origination. Capped LTV at 65%.	Guideline variance approved by lender at time of origination. Capped LTV at 65%.

Missing cancelled checks. Guideline variance approved by lender at time of origination. Capped LTV at 65%.	Guideline variance approved by lender at time of origination. Capped LTV at 65%.

No leases nor rent roll. Item is not cited as an exception. Per MCP appendix 2, leases are required for 1-4 family refi.

There is no Handwritten BP LOI as required per MCP appendix 2

There is no Cert of Occ & Indemnity as required per MCP appendix 2

EOI Reflects $28M Hail coverage Limit vs $144.7M Property coverage amount. Per MCP 7.2 The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage. a. The insurance policy: *must reflect the amount of coverage and shall be the lesser of (a) the outstanding unpaid principal balance of the loan, or (b) full replacement cost of the improvements without any deduction for depreciation.

There is no settlement statement marked final, only an Estimated settlement statement provided with signatures and certification. No evidence of Final HUD in file as of review date of 09/22/2016. Per MCP 9.1 The Final settlement statement is required on all transactions. … Note: a final settlement statement certified by the settlement agent as a true copy of the original is acceptable.

Missing complete purchase contract/ amendments/ addenda. Per Approval/ est HUD-1 the purchase price was $XXXM. The most recent counter offer on file reflects a sales price of $XXX.

Per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following: * indicate sales price and earnest money deposit agree with purchase contract,

Incomplete Certification of Occupancy Disclosure document. the declaration is signed by only one of two guarantors for the note, however, no information was completed, in the fields designated to be filled in.

1) EOI reflects 80% Coinsurance- The Signed EOI which indicates paid in full (presumed to be the most current) indicates coinsurance while the other two EOI docs reflecting payment due did not disclose coinsurance.

2) No law & Ordinance coverage. included in any of the EOI docs on file.

Per MCP 7.2 a. The insurance policy: * must not have any coinsurance. *Policy must contain Law and Ordinance endorsement for traditional 1 and 2 property types.

1) Wind/hail deductible of 5% exceeds policy guidelines at time of origination. Per MCP 7.2 wind/hail deductible up to 2% is acceptable except as provided herein; 2) Gen Aggregate Liability <$3MM for warehouse property type. Per MCP 7.2 V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit. Guideline variance approved by lender at time of origination. Experienced Investor.	Guideline variance approved by lender at time of origination. Experienced Investor.

Per MCP minimum FICO is 650. Representative FICO on file is 642. Guideline variance approved by lender at time of origination. Experienced Investor.	Guideline variance approved by lender at time of origination. Experienced Investor.

Business Purpose Certificate missing, however, LOE from borrower is provided.

1) EOI indicates named storm (hurricane) coverage is excluded. Per MCP 7.2 The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

2) Gen Aggregate Liability <$3MM for warehouse property type. Per MCP 7.2 V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

VOR exception is nor recognized/approved on final loan approval WS. There is a rent free letter on file and the application indicated that the borrower has rented his primary residence for the past 14 years.

Per MCP 5.4 Rental Payment

History: If the Borrower previously rented, a 12-month rental history must be verified by:

Verification of Rents (VOR) from management company; or

Cancelled rent checks (legible) from the Borrower for the past 12 months.

Reduce LTV by minimum of 5% for Borrowers that cannot verify a 12 month rental history

Per approval, the subject is an owner user mixed use property and there is no UW BP analysis and Owner Occ BP Cert contained in the file.

Per MCP appendix 2 UW BP analysis and Owner Occ BP Certification are required

Desk review value of $600,000 is not within 10% tolerance of appraised value of $750,000

EOI reflects Wind/Hail limited to $30,000 vs property coverage amount of $141,680. Per MCP 7.2 The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

a. The insurance policy: *must reflect the amount of coverage and shall be the lesser of (a) the outstanding unpaid principal balance of the loan, or (b) full replacement cost of the improvements without any deduction for depreciation.

Gen Aggregate Liability <$3MM for warehouse property type. Per MCP 7.2 V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

Hurricane/wind deductible of 5% exceeds guidelines. Per MCP 7.2 wind/hail deductible up to 2% is acceptable except as provided herein;

the UW BP Analysis form contained in the file appears to be incomplete. There is no details/explanation nor additional text of any kind contained in the UW findings and U/W Conclusions sections for each of the 5 topics of analysis. Please provide a completed copy of this equired document.

Per MCP appendix 2 this UW BP analysis is required for owner occ mixed use property types.

Per MCP dated 8/2/16, minimum FICO is 650. Representative FICO on file is 632. Guideline variance approved by lender at time of origination. Excellent Mortgage History	Guideline variance approved by lender at time of origination. Excellent Mortgage History

Inelligible loan/Property type- subject is Owner-user and a single family property type.

*  Approval Worksheet is labeled investor but also indicates that the property is occupied by the guarantor’s business who use it as an office. Appraisal and analyst review indicate that its current use is legal non-conforming.

*  the handwritten LOE on file indicates that the property is rented by XXX. The application lists The guarantor as Owner of XXX for the past 2 years.

There are P&L’s and business license consistent with owner-user underwriting guidelines.

Per MCP appendix 2, Owner occupied single family is Ineligible.

Per MCP 5.3 Owner User Property

Property types include:

*   Office and/or Medical Office, Retail, Warehouse, Auto-Service, and commercial condos.

the EOI reflects exclusion of named storm (hurricane) coverage.

Per MCP 7.2 The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

Insurance policy type mismatch- Loan approved as investor however EOI reflects a businessowners policy type with Business income as opposed to rental value coverage, and Liability coverage includes workers comp & Employers liability,

Per MCP 7.2 NOTE:

Occupancy: An owner-occupied property should reflect owner’s coverage and a nonowner-occupied property should reflect tenant coverage and a rent-loss insurance endorsement.

There is no settlement statement of any type contained in the file provided for review. Per MCP9.1 Final Settlement: The Final settlement statement is required on all transactions.

Gen Aggregate Liability <$3MM for warehouse property type. Per MCP 7.2 V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

Desk review value of $225,000 is not within 10% tolerance of appraised value of $275,000

1 major trade lines < 2 minimum requirement per guidelines. Guideline variance approved by lender at time of origination. Low LTV (48.54%)	Guideline variance approved by lender at time of origination. Low LTV (48.54%)

5% wind deductible exceeds olicy guidance of 2%. Per MCP 7.2 wind/hail deductible up to 2% is acceptable except as provided herein;

There is no Evidence of payment of hazard insurance provided- Per EOI premium to be collected at closing and there is no final settlement statement on file.

Insufficient VOR. Guideline variance approved by lender at time of origination. Low LTV (48.54%)	Guideline variance approved by lender at time of origination. Low LTV (48.54%)

There is no AVM nor analyst review contained in file as required to validate appraised value.

File contains only a closing disclosure and no certified final settlement statement/HUD-1 as required per guidelines lack of VOF to evidence seasoning of funds- The file is missing bank statements to support cashier’s checks for funds to close and earnest money deposit that are in file.

wind deductible of 5% exceeds guidance: per MCP 7.2 wind/hail deductible up to 2% is acceptable except as provided herein;

Desk review value of $$700,000 does not support appraised value of $ 930,000 —Analyst review reflects lower value due to noting more recent sales which indicated lower value. Forecasted rent on the restaurant unit was found to be above market value and the appraisal forgot to include the utility fee for the office units.

The borrowers’ are short $601.34 in funds to close. Per final HUD, cash required to close was $139,278.55 vs underwritten verified funds of $138,677.21 per approval WS.

Per MCP 6.2 PROOF OF FUNDS: Down Payment- *Purchase: Proof of down payment must be verified.

Warehouse property with < $3MM Gen Aggregate. Per MCP 7.2 V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

The borrower erroneously printed text on the line 5 of the cert of occ & indemnity regarding the inaccuracy of the description of the transaction. This information was not struck through and initialed or redacted in any other fashion. Lender counsel review requested.

Wind/hail deductible of 5% exceeds guidelines- per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein

Per MCP dated 8/2/16, minimum FICO is 650. Representative FICO on file is 637. Guideline variance approved by lender at time of origination. Reduced LTV (60%).	Guideline variance approved by lender at time of origination. Reduced LTV (60%).

Guideline variance approved by lender at time of origination. Reduced LTV (60%).	Guideline variance approved by lender at time of origination. Reduced LTV (60%).

There is no UW asset review nor AVM for subject property as required per MCP.

There is no Cert of occ & Indemnity as required per MCP appendix 2

Per MCP minimum FICO is 650. Representative FICO on file is 623. Guideline variance approved by lender at time of origination. LTV under 50%	Guideline variance approved by lender at time of origination. LTV under 50%

Guideline variance approved by lender at time of origination. LTV under 50%	Guideline variance approved by lender at time of origination. LTV under 50%

Desk review value of $210,000 does not support appraised value of $340,000

Appraised value is $322,000 and BPO is $168,000 —10/6/16 Received Velocity RE Review stating after review of renovation work and secondary data sales reasonable value is $320,000

Rent loss insurance is not sufficient.

EOI is Missing Wind/Hail coverage per 7.2 VCC MCP.

The final Settlement statement is not signed/certified as true and correct. (acknowledge that there is a signed stamped certified Estimated settlement statement. Per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following: be certified to be true and correct,

EOI does not reflect - Wind/Hail coverage on Policy per 7.2 VCC MCP.

1) Wind/Hail deductible of 5% exceeds guideline allowance. Per MCP 7.2 II wind/hail deductible up to 2% is acceptable except as provided herein;

2) There is no Loss of rents/Business income reflected in the EOI.

Wind/hai/hurricane deductible of 5% exceeds policy guidelines at time of origination. Per MCP 7.2 wind/hail deductible up to 2% is acceptable except as provided herein;

Liability General Aggregate of < $3MM for subject industrial property. Per MCP 7.2V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

File contains two estimated settlement statements but no final statement certified as true and correct.

Per MCP minimum FICO is 650. Representative FICO on file is 623. Guideline variance approved by lender at time of origination. Reserves.	Guideline variance approved by lender at time of origination. Reserves.

Guideline variance approved by lender at time of origination. Reserves.	Guideline variance approved by lender at time of origination. Reserves.

EOI reflects deductible $5,000- $5,000 min per building x4 buildings (Aggregate total of $20,000)

Per MCP 7.2 II a. The insurance policy: * must have a deductible equal to the lesser of $5,000 or 5% of the amount of coverage.

Per MCP minimum FICO is 650. Representative FICO on file is 638. Guideline variance approved by lender at time of origination. LTV.	Guideline variance approved by lender at time of origination. LTV.

Cash Out exceeds guidelines, property listed within the last 6 months. Guideline variance approved by lender at time of origination. LTV.	Guideline variance approved by lender at time of origination. LTV.

Per MCP minimum FICO is 650. Representative FICO on file is 638. Guideline variance approved by lender at time of origination. LTV.	Guideline variance approved by lender at time of origination. LTV.

Liability General Aggregate limit is less than $3MM on warehouse property type.

Per MCP 7.2V. For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

The Final Settlement statement is not certified as true and correct. Per MCP 9.1 Final Settlement: The Final settlement statement is required on all transactions. It should include the following: be certified to be true and correct.

EOI indicates exclusion for hurricane coverage. Per MCP 7.2 The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

The file contains several estimated settlement statements but there is no certifies final statement on file. Per MCP 9.1 Final Settlement The Final settlement statement is required on all transactions. It should include the following: be certified to be true and correct.

File contains a UW asset review reflecting Review value of $850,000 on the first page of UW analyst review. Per Approval the VCC value is $1.1MM.

Appraisal effective date of 11/20/15 >180 days prior to loan date of xx/xx/xxxx - VCC MCP 8-2-2016 Final, Section 3.2

Settlement statement provided on page 319 is not executed, nor certified as true and correct. Per MCP 9.1 Final Settlement The Final settlement statement is required on all transactions.

There is no analyst review contained in the file for subject retail property. Per MCP 2.1 Appraisal review is completed by the Real Estate Group to ensure that it is of professional quality and is prepared in a way that is consistent with VCC’s real estate policy

EOI reflects 80% coinsurance which is disallowed per guidelines.

General Aggregate Liability limit is $2MM for subject warehouse property type.

Per MCP 7.2 V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

Desk review value of $2,620,000 is not within 10% variance of appraised value of $3,200,000

Liability General Aggregate < $3MM on warehouse property type. Per MCP 7.2 V. For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

Wind/hail deductible of 5% exceeds policy guidelines at time of origination. Per MCP 7.2 wind/hail deductible up to 2% is acceptable except as provided herein;

Disallowed exception approved. Borrower has a ch 13 bankruptcy discharged within 14 months of note origination date. Per loan approval worksheet, an exception was approved for bankruptcy within 2 years. Per policy no exceptions are allowed for chapter 13. (Per MCP 5.2 -Exceptions for Extenuating Circumstances – All Bankruptcy Actions 2-year time period will be measured from the bankruptcy dismissal or discharge date. No exceptions are permitted to the 2-year time period after a Chapter 13 discharge.)

EOI reflects Liability coverage of $100M is less than guideline requirement of $300M. Per MCP 7.2 V For Investor 1-4 properties, $300,000 is acceptable for the general aggregate limit.

VCC may require additional amounts of coverage if it is determined that special risks exists, including, for example, space used for a day care center or other commercial or retail facility.

EOI reflects Exclusion of Wind/Hail coverage. Per MCP 7.2 II. Property Damage Insurance

The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

There is no Final certified HUD/settlement statement in file, only an estimate which is subject to change. Per MCP a certified final settlement statement/HUD-1 is required on all files.

Desk review value of $3,650,000 is not within 10% variance of appraised value of $4,390,000

Appraisal and file evidence indicates that property is owner user. Per MCP Owner User Borrower Borrower must provide: 2 years profit and loss statements for the business Current Business license

There is no VOR on file nor exception noted on approval- per application the borrower has been renting her primary residence for 2 years. Per MCP 5.4 Rental Payment History- If the Borrower previously rented, a 12-month rental history must be verified by: * Verification of Rents (VOR) from management company; or * Cancelled rent checks (legible) from the Borrower for the past 12 months.

*  Reduce LTV by minimum of 5% for Borrowers that cannot verify a 12 month rental history

Approval does not reflect any figure for VMC Value and reflects an LTV based on the full appraised value. Per analyst review on file the valuation was adjusted to $200M which equates to 50% LTV. Per MCP 3.4 Reviewing an Appraisal

The appraisal process culminates with the review process. Velocity will conduct an appropriate appraisal review depending on the property and loan characteristics. An administrative review is appropriate in most cases, but in some situations a desk top review will be required.

There is No Drivers license nor Social Security Card contained in file. (Permanent Resident ID acknowledged) Per MCP 10.1 Cross Check Information

The documentation obtained during processing should support all the information disclosed on the application. The application must be thoroughly reviewed and the information compared with the supporting documentation as it is received. Become familiar with the validation sources that are available in every loan file. Here are some examples of documents that can be easily crossed-referenced for consistency:

The borrower’s social security number appears on the application, credit report, bank statements, etc. The borrower’s name and place of residence will appear on copies of personal checks, credit card and bank statements

Desk review value of $200,000 is not within 10% tolerance of appraised value of $260,000

EOI does not contain details about general aggregate coverage amount. Per MCP 7.2, V For Traditional loans on buildings without elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $2 million minimum general aggregate limit.

The BP LOI (use of funds only) on file , is not handwritten. Per MCP appendix 2, a Handwritten BP Letter (use of funds only) is required.

no lease on file. per MCP appendix 2, a lease is reguired on Owner Occupied traditional loans>$1MM

Wind deductible amount of 5% exceeds guidance limits. Per MCP 7.2 wind/hail deductible up to 2% is acceptable except as provided herein;

General Aggregate liability limit of $2MM is insufficient per guidelines, Per MCP 7.2V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

1) No EOI for business interruption coverage. Per MCP 7.1 II: Traditional 2 Owner User properties are required to obtain a Business Interruption policy.

2) Property is owner occupied and coverage is lessors risk: per MCP 7.2 NOTE:

Occupancy: An owner-occupied property should reflect owner’s coverage and a non-owner-occupied property should reflect tenant coverage and a rent-loss insurance endorsement.

Desk review value of $3,000,000 is not within 10% tolerance of appraised value of $3,900,000

The file contains several certified estimated settlement statements however there is no certified final settlement statement of any kind. Per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following: be certified to be true and correct.

The file contains several certified estimated settlement statements however there is no certified final settlement statement of any kind. Per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following: be certified to be true and correct.

The file contains several certified estimated settlement statements however there is no certified final settlement statement of any kind. Per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following: be certified to be true and correct.

The Master final settlement statement on file in not certified as true and correct as required per guidelines.

The Zurich approval on file reflects $200,000 while the note amount is $225,000.

5% wind deductible exceeds MCP guidelines. Per MCP 7.2 wind/hail deductible up to 2% is acceptable except as provided herein;

General Aggregate Liability <$3MM for subject warehouse property type. PEr appraisal, subject iis an industrial warehouse. Per MCP 7.2 V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

Per MCP dated 8/2/16, minimum FICO is 650. Representative FICO on file is 649. No guideline exception noted on final loan approval.

The file contains several certified estimated settlement statements however there is no certified final settlement statement of any kind. Per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following: be certified to be true and correct.

EOI does not reflect any General Aggregate Coverage amount. Per MCP 7.2V. For Traditional loans on buildings without elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $2 million minimum general aggregate limit. For

There is no Handwritten BP LOI contained in file provided for review as required per MCP Appendix2. The LOE on file referencing intended use of funds is typed.

EOI Reflects Exclusion of Wind coverage. Per MCP 7.2 The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

Per approval, the subject is an owner user mixed use property and there is no UW BP analysis and Owner Occ BP Cert contained in the file.

Per MCP appendix 2 UW BP analysis and Owner Occ BP Certification are required

Per MCP dated 3/1/16, minimum FICO is 650. Representative FICO on file is 637. Guideline variance approved by lender at time of origination. LTV.	Guideline variance approved by lender at time of origination. LTV.

Guideline variance approved by lender at time of origination. LTV.	Guideline variance approved by lender at time of origination. LTV.

Warehouse property with General Aggregate liability < $3MM.

Per MCP 7.2V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

The desk review at origination did not support the appraised value within 10%. We note a refresh value via BPO does support the original appraisal.

EOI 1) reflects 90% coinsurance and 2) reflects no wind/hail endorsement.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage. a. The insurance policy:* must not have any coinsurance.

Desk review value of $150,000 is not within 10% tolerance of appraised value of $180,000

Desk review value of $500,000 is not within 10% tolerance of appraised value of $575,000

The file contains several certified estimated settlement statements however there is no certified final settlement statement of any kind. Per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following: be certified to be true and correct.

Appraised value is $455,000 and BPO is $234,000 — 10/6/16 Received Velocity review of value stating BPO has sales and listing significantly smaller and older and does not show property built in 2016 so value stands at $455,000 — Received BPO after rebuttal was sent, value was updated to $265,000 which is still outside of the 10% tolerance.

EOI reflects $190,000 coverage amount while appraisal indicates $210M replacement cost, and $269.5M note amt. Per MCP 7.2 II a. the insurance policy: * must reflect the amount of coverage and shall be the lesser of (a) the outstanding unpaid principal balance of the loan, or (b) full replacement cost of the improvements without any deduction for depreciation

Desk review value of $375,000 is not within 10% tolerance of appraised value of $425,000

The completion/signature date of the appraisal report is dated after the closing date.

The file contains several certified estimated settlement statements however there is no certified final settlement statement of any kind. Per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following: be certified to be true and correct.

EOI reflects 90% coinsurance and exclusion for named storm (hurricane). Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage. An “all risk” policy is recommended.

a. The insurance policy:

must not have any coinsurance.

Per MCP dated 8/2/16, minimum FICO is 650. Representative FICO on file is 646. Guideline variance approved by lender at time of origination. Seasoned Investor.	Guideline variance approved by lender at time of origination. Seasoned Investor.

Incomplete Final HUD-1. The final settlement statement in file is not stamped certified, settlement agent signature is unable to be discerned and settlement agent signature date is blank. Per MCP 9.1 The Final settlement statement is required on all transactions.

Guideline variance approved by lender at time of origination. Seasoned Investor.	Guideline variance approved by lender at time of origination. Seasoned Investor.

The file contains several certified estimated settlement statements however there is no certified final settlement statement of any kind. Per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following: be certified to be true and correct,

Per MCP dated 6/1/16, minimum FICO is 650. Representative FICO on file is 639. Guideline variance approved by lender at time of origination. LTV.	Guideline variance approved by lender at time of origination. LTV.

Guideline variance approved by lender at time of origination. LTV.	Guideline variance approved by lender at time of origination. LTV.

General Aggregate Liability < $3MM for Industrial property type. Per MCP 7.2 V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

There is no settlement statement marked final, only an Estimated HUD provided with signatures and certification. No evidence of Final HUD in file as of review date of 09/22/2016. Per MCP 9.1 The Final settlement statement is required on all transactions.

EOI reflects exclusion of named storm (Hurricane) coverage. per MCP 7.2 The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

There is no final settlement statement contained in file, only an un-certified estimated settlement statement. Per MCP 9.1 Final Settlement Statement is required on all transactions.

2x bankruptcies within 3.5 years- Per Credit report on file the borrower declared chapter 7 bankruptcy twice with two separate docket #‘s the most recent discharged 07/2015 and the other 04/2013. The Loan approval worksheet only references the exception for a bankruptcy within 2 years. An additional exception for multiple bankruptcies within 7 years should also be documented.

Per MCP5.2 CREDIT ANALYSIS

Evaluating guarantors: Prior Bankruptcy or Foreclosure:

*  Multiple Bankruptcy Filing: 5-year time period from most recent dismissal or discharge date required for borrowers with more than one bankruptcy filing within the past 7 years.

*  Exceptions for Extenuating Circumstances –Multiple Bankruptcy Filings: 3-year time period from the most recent discharge or dismissal date Note: The most recent bankruptcy filing must have been the result of extenuating circumstances.

Desk review value of $1,750,000 is not within 10% tolerance of appraised value of $2,120,000

Purchase transaction with no evidence that first year insurance premium was paid prior to or at the close of escrow. No disbursement on Final HUD and no receipt in file.

Per MCP dated 6/1/16, minimum FICO is 650. Representative FICO on file is 624. Guideline variance approved by lender at time of origination. LTV.	Guideline variance approved by lender at time of origination. LTV.

1) Wind/hail deductible of 5% exceeds policy guidelines at time of origination. Per MCP 7.2 wind/hail deductible up to 2% is acceptable except as provided herein;

2) EOI reflects 80% coinsurance per MCP 7.2 a. The insurance policy: * must not have any coinsurance.

The desk review at origination did not support the appraised value within 10%.

EOI indicates No for named storm (hurricane) coverage. Per MCP 7.2 The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

Per MCP dated 6/1/16, minimum FICO is 650. Representative FICO on file is 630. Guideline variance approved by lender at time of origination. Seasoned Investor.	Guideline variance approved by lender at time of origination. Seasoned Investor.

Per approval, the subject is an owner user mixed use property and there is no Owner Occ BP Cert contained in the file. Per MCP appendix 2 an Owner Occ BP Certification is required

Potential non-conforming use, and zoning or legal/regulatory issue - Property is approved as commercial/auto service however the Appraisal , application, and analyst review indicate that the borrower occupies/resides in a 1 bedroom apartment on the commercial/light industrial site.

EOI reflects General Aggregate Liability of $2MM. Per Appraisal/review, the property is Industrial/warehouse.

Per MCP 7.2 V. For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit. Insurance must be written on an “occurrence” basis.

Desk review value of $685,000 is not within 10% tolerance of appraised value of $825,000

Appraised value is $2,850,000 and BPO is $2,000,000 — 10/5/16 Received VCC review of appraisal and feels value of $2,700,000 is supported

The limited format EOI on file does not reflect existence of 1) Wind/Hail coverage nor 2) Law & Ordinance coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage. … a. The insurance policy: *Policy must contain Law and Ordinance endorsement for traditional 1 and 2 property types.

Deductible amount of $5,000 on $109M coverage amount exceeds guideline limit of 1%.

Per MCP (rev 6/1/15) a. The insurance policy:* must have a deductible equal to the lesser of $5,000 or 1 % of the amount of coverage, except as provided herein;

Desk review value of $110,000 is not within 10% variance of Appraised value of $134,000; a refresh value via BPO has current value at $129,000

Per MCP minimum FICO is 650. Representative FICO on file is 620. Guideline variance approved by lender at time of origination. Site Visit Done, Reduced LTV.	Guideline variance approved by lender at time of origination. Site Visit Done, Reduced LTV.

Appraisal dated outside guideline parameters. Appraisal = 12/3/15, Loan Closed xx/xx/xxxx. Guideline variance approved by lender at time of origination. Site Visit Done, Reduced LTV.	Guideline variance approved by lender at time of origination. Site Visit Done, Reduced LTV.

Per MCP minimum FICO is 650. Representative FICO on file is 646. Guideline variance approved by lender at time of origination. Low LTV.	Guideline variance approved by lender at time of origination. Low LTV.

Guideline variance approved by lender at time of origination. Low LTV.	Guideline variance approved by lender at time of origination. Low LTV.

There is no settlement statement of any kind on file for this note. Per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following: be certified to be true and correct.

Appraised value is $350000, BPO is 305,000

there is no Final application/1003 contained in the file provided for review.

Per MCP minimum FICO is 650. Representative FICO on file is 646. Guideline variance approved by lender at time of origination. Borrower on payment plan & Low LTV.	Guideline variance approved by lender at time of origination. Borrower on payment plan & Low LTV.

Federal/IRS tax lien on credit report outside guidelines. Guideline variance approved by lender at time of origination. Borrower on payment plan & Low LTV.	Guideline variance approved by lender at time of origination. Borrower on payment plan & Low LTV.

The desk review at origination did not support the appraised value within 10%. We note a refresh value via BPO does support the original appraisal.

Insurance policy indicates No Windstorm or Hail coverage.

Appraised Value is $750,000 and BPO is $610,000 — 10/5/16 Received RE review done by Velocity which states value of $750,000 is supported

There is no final 1003/Application contained in file provided for review. Per MCP 2.1- Initial Application Package/Deal Submission: Complete 1003 or other reasonably acceptable commercial application form [is required].

Per Appraisal- subject property was purchased on xx/xx/xxxx for $XXX. Asset Review and VCC value as approved values at the accepted appraisal value of $180M . Note amount LTV is 68.8% of recent purchase price of $XXXM.

Per MCP 6.6 REFINANCES-Cash-out on Recent Purchases: Definition: Borrower on title < 12 months * Value estimate limited to the lessor of the original purchase price or the current appraised value

Wind hail/hurricane deductible of 3% exceeds policy allowance. (Dwelling + other structures =$180M coverage amount *3%= $5,400.)

Per MCP 7.2 IIa. The insurance policy:* must have a deductible equal to the lesser of $5,000 or 5% of the amount of coverage, wind/hail deductible up to 2% is acceptable except as provided herein;

Per MCP minimum FICO is 650. Representative FICO on file is 648. Guideline variance approved by lender at time of origination. Mortgage Payment History 0x30 past 24 mos, Lowering P&I, good reserves.	Guideline variance approved by lender at time of origination. Mortgage Payment History 0x30 past 24 mos, Lowering P&I, good reserves.

Per MCP minimum FICO is 650. Representative FICO on file is 648. Guideline variance approved by lender at time of origination. Reserves.	Guideline variance approved by lender at time of origination. Reserves.

Per MCP minimum FICO is 650. Representative FICO on file is 640. Guideline variance approved by lender at time of origination. Seasoned Business.	Guideline variance approved by lender at time of origination. Seasoned Business.

Reserves < 3 mos PITI as required by guidelines. Guideline variance approved by lender at time of origination. Seasoned Business.	Guideline variance approved by lender at time of origination. Seasoned Business.

70% LTV exceeds guidelines for 1st time investor. Guideline variance approved by lender at time of origination. Seasoned Business.	Guideline variance approved by lender at time of origination. Seasoned Business.

The only Final Settlement statement on file is not certified true & correct.

Per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following:* be certified to be true and correct,

The limited format EOI on file does not reflect existence of Wind/Hail coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

Per MCP minimum FICO is 650. Representative FICO on file is 621. Guideline variance approved by lender at time of origination. LTV.	Guideline variance approved by lender at time of origination. LTV.

Appraised value is $392,000 and BPO is $229,000 — 10/5/16 Received RE review done by Velocity which states value of $392,000 is supported

There is no settlement statement of any kind on file for this note. Per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following: be certified to be true and correct.

The limited format EOI on file does not reflect existence of Wind/Hail coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

Appraised value is $1,465,000 and BPO is $750,000

The final settlement statement in the file is not stamped /certified true and correct. The file contains several certified estimated settlement statements however there is no certified final settlement statement of any kind. Per MCP 9.1 The Final settlement statement is required on all transactions. It should include the following: be certified to be true and correct,

There is no certified final HUD-1 contained in the file. There are several other variations, but none marked final and certified as true and correct. Per MCP 9.1 The Final settlement statement is required on all transactions. Note: a final settlement statement certified by the settlement agent as a true copy of the original is acceptable.

The EOI on file does not reflect inclusion of Wind/Hail coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

1) Warehouse property with General Aggregate liability < $3MM.

Per MCP 7.2V For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

2) The limited format EOI on file does not reflect existence of Wind/Hail coverage.

Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

According to the SEF-MLS Listing the subject was listed for sale at $XXX on xx/xx/xxxx, reduced to $XXX on xx/xx/xxxx, expired on xx/xx/xxxx, relisted at $XXX on xx/xx/xxxx, expired on xx/xx/xxxx. No explanation in file.

No VOF found in file provided for review- Per Approval VOF was underwritten through cashout from several other notes however no HUD’s for these loans were located in the subject note file.

Waiver of Insurance Escrow document in file, signed by Borrower. and is NOT identified nor specified as an exception referenced in Loan Approval.

Per MCP7.2 INSURANCE AND TAXES- Impound Accounts: VCC requires tax and insurance impounds for all loans, but the insurance impound requirement can be waived by the Chief Credit Officer and/or Sr. Management

No lease nor rent roll on file. Per MCP Appendix 2 leases are required for refi transactions on investor 1 properties.

Per guidelines appendix 2, Leases are required for Owner Occ notes>$1MM. this exception is not identified on the approval WS.

Waiver of Insurance Escrow document in file, signed by Borrower. and also referenced in Loan Approval. However approval is not signed by CCO and the approval signators’ management level is not known to reviewers.

Per MCP7.2 INSURANCE AND TAXES- Impound Accounts: VCC requires tax and insurance impounds for all loans, but the insurance impound requirement can be waived by the Chief Credit Officer and/or Sr. Management

The EOI reflects a specific exclusion for named storms (i.e. hurricane). Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

Occupancy/RE investor type discrepancy: Subject property approved as investment with 0% owner occ. However the file contains evidence indicating otherwise:

1) appraisal pg 46. indicates 69% owner occupancy “The subject property consists of two units. Unit xxxx, which consists of 1,258 sqft, is currently leased to a tenant and Unit xxxx, which consists of 2,807 sqft, is currently an owner-user.”

2) EOI indicates Business Income with the borrower listed as insured party at subject property address #XXX

3) The one and only lease on file is for the property is #xxxx and the lease specifies that rent payments are to be remitted to borrower at Subject property address #XXX (rent roll provided reflects only one tenant/lease at subject property #xxxx)

4) Credit report reflects Current employer as both Manager (tenant) and also current Joint Owner of another business named ( A DBA with the same address per internet search).* Final loan Application indicates that borrower has been the an employee (tenant) for the past 10 years.

*  Approval notes ‘per documentation provided property is 100% tenant occupied however, this documentation was not able to be located in the file contents.

Appraisal and file evidence indicates that property is owner user. Per MCP Owner User Borrower Borrower must provide: 2 years profit and loss statements for the business Current Business license

Per credit report, Borrower has unpaid charge off from i/a/o $49M which is not paid at closing out of cash out proceeds.and active/in process foreclosures on two mortgage notes. Fast 50 program acknowledged, however the reviewers are unable to interpret whether MCP 5.7 permits existence of active/unpaid charge offs and/or whether multiple active, as opposed to settled, foreclosures are specifically permitted. Per MCP 5.2 Past-due, Collections, and Charge-off Accounts

Collection accounts or charged-off accounts do not need to be paid off if the balance of an individual account is less than $5,000.00 or if the total balance of all accounts is $5,000.00 or less.

Cashout refi on recently listed property - Per appraisal subject has been listed in last 12 months, and the subject loan was a cash out refi, Missing per guideline 6.6 1) evidence that subject is off the market (evidenced by expired or cancelled listing agreement) and: 2) Eligible for Rate and Term refinances only if loan includes a 2 year prepayment penalty. 3) Value will be based on the lesser of the lowest list price, appraised value, or underwritten value.

Vesting does not match title. Final Title reflects vesting as same as (guarantor); while the note and mortgage reflecta totally different name (it is acknowledged that there is not a filed deed of trust contained in the file.). Per MCP 7.1 TITLE INSURANCE: * Abstract of title or equivalent title report must be dated within six months of loan closing; Vesting Requirements:

*  purchase transactions must have evidence of chain of title from Seller to Buyer (Borrower),

*  All vested parties have executed the security instrument and complied with all title requirements;

Vesting does not match title. Title Commitment reflects vesting as something differenta than that of the note and mortgage.

One of two documented co-borrowers names does not appear on the final loan approval WS on file. Co borrower does not appear on final loan approval WS. Co borrower appears next to the FICO score for borrower. the name field is blank next to co borrower’s applicable FICO.

Per Approval & Analyst review the subject mixed use property is 100% owner occupied. There is no UW BP Analysis nor an Owner Oc BP cert contained in file as required per MCP appendix 2

Comments

Seller Comment (2016-09-29): 9/26/16 (VK) Master policy includes walls in coverage so no additional policy was required. Updated loan worksheet uploaded with exception for loss of rents.

Reviewer Comment (2016-09-29): Exception Cleared- subject to lender affirmation that the master policy was reviewed and deemed sufficient per guidelines in conjunction with updated loan approval worksheet reflecting approval of exception related to loss of rents coverage

Seller Comment (2016-09-29): 9/26/16 (VK) California is not one of the states that requires wind/hail/hurricane coverage. State matrix uploaded.

Reviewer Comment (2016-09-29): Exception Cleared- subject to lender affirmation that wind/hail/hurricane coverage is not required in the state which the subject property is located.

Reviewer Comment (2016-09-23): LTV based on lower value, meets guidelines. Reviewer Comment (2016-10-18): Exception is still applicable even if LTV was based on lower value

Seller Comment (2016-09-29): 9/26/16 (VK) Uploaded updated final loan worksheet with exception for VOR.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to VOR.

Seller Comment (2016-09-29): 9/26/16 (VK) On commercial properties, “Business Income - 12 months” covers loss of rents. VCC has verified this with multiple insurance companies.

Reviewer Comment (2016-09-29): Exception Cleared- subject to lender affirmation that business income is acceptable for commercial properties and is sufficient per MCP guidelines.

Seller Comment (2016-09-29): 9/26/16 (VK) Uploaded updated final loan worksheet with exception co-insurance.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to co-insurance

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Low LTV & reserves.

Seller Comment (2016-09-29): 9/26/16 (VK) Final HUD uploaded. Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of certified final settlement stmt for subject note

Seller Comment (2016-09-29): 9/26/16 (VK) Uploaded executed cert of occupancy & indemnity. Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of executed certificate of Occ & Indemnity

Seller Comment (2016-09-29): 9/26/16 (VK) Uploaded insurance agent’s email confirmation of liability coverage. XXX’s proprietary insurance certs are not editable.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of Insurance agent email certification of liability insurance coverage amount

Seller Comment (2016-09-29): 9/26/16 (VK) Updated asset review uploaded with correct value. Appraised value of $116,000 is within 10% of the AVM.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated Asset Review reflecting a $116M value which aligns with approval and appraisal.

Seller Comment (2016-09-29): 9/26/16 (VK) Uploaded updated final loan worksheet with exception co-insurance.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to co-insurance

Seller Comment (2016-09-29): 9/26/16 (VK) On commercial properties, “Business Income” covers loss of rents. VCC has verified this with multiple insurance companies.

Reviewer Comment (2016-09-29): Exception Cleared- subject to lender affirmation that business income is acceptable for commercial properties and is sufficient per MCP guidelines.

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Seasoned Investor, Low LTV.

Seller Comment (2016-09-29): 9/26/2016 (VK) Uploaded updated loan worksheet with exception for deductible.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to wind deductible

Seller Comment (2016-09-29): 9/26/16 (VK) Uploaded insurance with processor cert for confirmation that loss of use covers loss of rents. XXX proprietary insurance certs are not editable.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of processor certification of verified loss of rents coverage.

Seller Comment (2016-09-29): 9/26/16 (VK) Uploaded additional insurance policy for wind coverage. Both premiums were paid on the final HUD.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of additional EOI for a stand-alone hurricane policy for subject property.

Seller Comment (2016-09-29): 9/26/2016 (VK) Uploaded updated loan worksheet with exception for deductible.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to wind deductible

Seller Comment (2016-09-29): 9/26/2016 (VK) Uploaded updated loan worksheet with exception for deductible.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to wind deductible

Seller Comment (2016-09-29): 9/26/2016 (VK) Uploaded updated loan worksheet with exception for co-insurance.

Uploaded updated insurance cert with wind coverage included.

Reviewer Comment (2016-09-29): Exception 1) Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to co-insurance

Exception 2) Cleared- due to receipt of updated EOI documents reflecting inclusion of wind/hail coverage.

Reviewer Comment (2016-10-13): 10/13/16 Received rebutted BPO with and updated value of $250,000 which is within the 10% tolerance

Seller Comment (2016-09-29): 9/26/2016 (VK) Uploaded updated loan worksheet with exception for proprietary EOI.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to EOI format.

Seller Comment (2016-09-29): 9/26/2016 (VK) Uploaded updated loan worksheet with exception for business income coverage.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to Business income coverage

Seller Comment (2016-09-29): 9/26/2016 (VK) Uploaded updated loan worksheet with exception for liability coverage.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to Liability coverage amount

Seller Comment (2016-09-29): 9/26/2016 (VK) Real estate review was updated after funding but it had no material impact on VCC value or DSCR.

Reviewer Comment (2016-09-29): Exception Cleared- subject to lender affirmation that RE Review was updated post closing and that the effect of the update has been deemed not material per VCC review

Seller Comment (2016-09-29): 9/26/2016 (VK) Uploaded updated loan worksheet with exception for DSCR.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to VCC DCR

Seller Comment (2016-09-29): 9/26/2016 (VK) Uploaded updated loan worksheet with exception for deductible.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to deductible

Seller Comment (2016-09-29): 9/26/2016 (VK) Per insurance agent, loss of use covers rent loss. VCC has verified non-owner occupancy through appraisal, lease, and borrower’s mailing address on insurance.

Reviewer Comment (2016-09-29): Exception Cleared- subject to lender affirmation that loss of use is acceptable for the subject non owner occupied [rp[erty properties and is sufficient per MCP guidelines.

Seller Comment (2016-09-29): 9/26/2016 (VK) Uploaded updated loan worksheet with corrected loan purpose.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting corrected loan purpose for subject transaction

Seller Comment (2016-09-29): 9/26/2016 (VK) Uploaded updated loan worksheet with exception for deductible.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to deductible

Seller Comment (2016-09-29): 9/26/2016 (VK) Insurance uploaded. Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of EOI for subject property reflecting compliant coverage amounts.

Seller Comment (2016-09-29): 9/26/2016 (VK) VCC obtained both signatures on the cert of non-owner occupancy & indemnity which certifies the same information as the BP LOI.

Reviewer Comment (2016-09-29): Exception Cleared- subject to lender affirmation that the absence of both borrower signatures on the BP LOI is deemed not material, and citing he presence of both signatures on a cert of occ & Indemnity as compensating factor.

Seller Comment (2016-09-29): 9/26/2016 (VK) Verification of funds uploaded.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of VOF for subject transaction consistent with Underwritten assets/reverves

Seller Comment (2016-09-29): 9/26/2016 (VK) Uploaded updated loan worksheet with exception for deductible.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to wind deductible

Seller Comment (2016-09-29): 9/26/2016 (VK) Uploaded updated loan worksheet with exception for deductible.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to wind deductible

Seller Comment (2016-09-29): 9/26/2016 (VK) Signed loan application uploaded.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of signed completed application/1003 document for subject borrower

Seller Comment (2016-09-29): 9/26/2016 (VK) Uploaded updated loan worksheet with exception for liability aggregate.

Reviewer Comment (2016-09-29): Exception remains- an Updated approval for this loan # was not included in the updated docs provided.

Seller Comment (2016-10-04): 10/3/16 (VK) Uploaded updated loan worksheet with exception for liability aggregate

Reviewer Comment (2016-10-04): Exception remains- the Updated approval provided for this loan # did not reference an approved exception related to insurance.

Seller Comment (2016-10-04): 10/4/16 (AC) - Final Loan worksheet uploaded with exception for aggregate liability.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to Aggregate Liability coverage amount

Seller Comment (2016-09-29): 9/26/16 (VK) Ohio is not one of the states that requires wind/hail/hurricane coverage.

Reviewer Comment (2016-09-29): Exception Cleared- subject to lender affirmation that business income is acceptable for commercial properties and is sufficient per MCP guidelines.

Seller Comment (2016-09-29): 9/26/2016 (VK) UW BP analysis is only required when the borrower lives in the subject property. In this case, borrower only occupies commercial portion with his business.

Reviewer Comment (2016-09-29): Exception Cleared- subject to lender affirmation that UW BP analysis is not required in this instance where the borrower does not occupy any of the residential use portion of the subject mixed use property.

Seller Comment (2016-09-29): 9/26/2016 (VK) Uploaded updated loan worksheet with exception for liability aggregate.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to Liability coverage amount

Seller Comment (2016-09-29): 9/26/2016 (VK) Uploaded credit report. FACTA Red Flag report includes OFAC check.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of FACTA/OFAC for subject loan guarantor reflecting a clear result.

Seller Comment (2016-09-29): 9/26/2016 (VK) Uploaded credit report.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of credit report for subject loan guarantor reflecting satisfactory history/score.

Seller Comment (2016-09-29): 9/26/2016 (VK) Uploaded updated loan worksheet with exception for law & ordinance.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to Law & Ordinance coverage

Seller Comment (2016-09-29): 9/26/2016 (VK) Uploaded email confirmation from insurance agent that wind/hail is not excluded.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of Insurance agent email containing affirmation of wind/hail coverage inclusion

Seller Comment (2016-09-30): 9/28/2016 (VK) That guidelines only applies if the borrower occupies the subject property as his primary residence. Per BP LOI, he does not.

Reviewer Comment (2016-09-30): Exception Cleared- subject to lender affirmation that UW BP analysis is not required in this instance where the borrower does not occupy the residential use portion of the subject mixed use property as their primary residence, and also that presence of executed cert of Occ & Indemnity is sufficient vs. Owner Occ BP cert.

Seller Comment (2016-09-30): Requested

Reviewer Comment (2016-09-30): Exception remains- pending receipt of updated docs.

Seller Comment (2016-10-04): 10/3/16 (VK) Uploaded insurance cert with proof of law & ordinance, and wind/hail coverage.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated EOI documents reflecting inclusion of both wind/hail and law & ordinance coverage inclusion,

Seller Comment (2016-09-30): requested

Reviewer Comment (2016-09-30): Exception remains- pending receipt of updated docs.

Seller Comment (2016-10-04): 10/3/16 (VK) Uploaded insurance cert with aggregate liability limit.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated EOI documents reflecting sufficient liability coverage levels

Seller Comment (2016-09-30): 9/28/2016 (VK) VCC credit policy does not require named storms to be covered, only wind/hail in general.

Reviewer Comment (2016-09-30): Exception remains- EOI reflects specific exclusion of named storms coverage. As cited Per MCP 7.2 the policy must not exclude hurricane coverage.

Seller Comment (2016-10-04): 10/3/16 (VK) Uploaded updated loan worksheet with exception for named storms exclusion.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to exclusion of named storm coverage

Seller Comment (2016-09-30): 9/28/2016 (VK) Uploaded updated loan worksheet with exception for title seasoning and using analyst value. Comp factor is post-purchase renovations.

Reviewer Comment (2016-09-30): Exception remains- an updated loan approval WS for this file # was not included with the updates provided.

Seller Comment (2016-10-04): 10/3/16 (VK) Uploaded updated loan worksheet with exception for title seasoning and using analyst value. Comp factor is post-purchase renovations.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to title seasoning < 12 mos

Seller Comment (2016-09-30): 9/28/2016 (VK) Date of valuation is 02/29/2016 but report was initiated on 02/17/2016. Both dates are compliant with the 6 month appraisal age requirement so no material exception here.

Reviewer Comment (2016-09-30): Exception Cleared- subject to lender affirmation that the cited date discrepancy has been reviewed an deemed not material, and that subject appraisal is compliant with guidelines

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Reduced LTV.

Seller Comment (2016-09-30): 9/26/2016 (VK) Uploaded updated loan worksheet with exception for liability aggregate.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to Liability coverage amount.

Seller Comment (2016-09-30): 9/26/2016 (VK) Uploaded updated loan worksheet with exception for FICO.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to FICO score

Seller Comment (2016-09-30): “9/26/2016 (VK) 1. UW BP analysis and Owner Occ BP cert are only required if the borrower intends to occupy the subject as primary residence. In this case, Cert of Occupancy Disclosure & BP LOI were obtained.

2. The analyst review serves as this affirmation. Per analyst review, the current use of the subject improvements as a residence/office is legally conforming as long as the residence is occupied by an employee of the business in a caretaker role. Lease is on file to support this use.”

Reviewer Comment (2016-09-30): Exception part 1 Cleared- UW BP analysis & Owner Occ BP cert are not required in this instance where the borrower does not occupy the residential use portion of the subject mixed use property as their primary residence.

Exception part 2 cleared- subject to lender affirmation that the subject property use is conforming and compliant with policy guidelines.

Seller Comment (2016-09-30): 9/26/2016 (VK) Uploaded updated loan worksheet with exception for liability aggregate.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to Liability coverage amount.

Seller Comment (2016-09-30): 9/26/2016 (VK) 1. UW BP analysis and Owner Occ BP cert are only required if the borrower intends to occupy the subject as primary residence. In this case, Cert of Occupancy Disclosure & BP LOI were obtained.

Reviewer Comment (2016-09-30): Exception Cleared- subject to lender affirmation that UW BP analysis and Owner Occ BP cert are not required in this instance where the borrower does not occupy the residential use portion of the subject mixed use property as their primary residence.

Seller Comment (2016-09-30): 9/28/2016 (VK) Uploaded EOI with liability coverage info.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of updated EOI document reflecting sufficient coverage amounts demonstrating compliance with guideline requirements

Seller Comment (2016-09-30): requested

Reviewer Comment (2016-09-30): Exception remains- pending receipt of updated docs.

Seller Comment (2016-10-04): 10/3/16 (VK) Uploaded full insurance policy indicating correct liability.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated EOI documents reflecting sufficient liability coverage levels

Seller Comment (2016-09-30): 9/29/16 (VK) Appraisal inspection occurred on 11/07/2015. Per 1003, the borrower did live in the subject property at that time. However, per current lease with cancelled check and updated driver’s license, the borrower no longer occupied the subject property at the time of closing.

Reviewer Comment (2016-09-30): Exception Cleared- subject to lender affirmation that this issue is not material and that the appraisal and occupancy status have been reviewed and deemed compliant with guidelines

Seller Comment (2016-09-30): 9/29/16 (VK) Uploaded final loan application. Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of completed final loan application/1003

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Reduced LTV (65%)

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Reduced LTV (65%)

Seller Comment (2016-09-30): 9/28/2016 (VK) Uploaded updated insurance with liability.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of EOI reflecting compliant liability coverage amounts,

Seller Comment (2016-09-30): 9/28/2016 (VK) For properties with a large amount of units, VCC analyst relies on the rent roll and appraiser’s assessment of occupancy. Uploaded updated loan worksheet with exception for leases.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to missing leases for subject property.

Seller Comment (2016-09-30): Requested

Reviewer Comment (2016-09-30): Exception remains- pending receipt of updated docs.

Seller Comment (2016-10-04): 10/3/16 (VK) Uploaded lien release for 2nd mortgage on title.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of documentation of release of lien for 2nd mortgage

Seller Comment (2016-09-30): 9/28/2016 (VK) This is due to a post closing appraisal revision request for the number of units in the HOA project. Internal VCC audit caught this error earlier.

Reviewer Comment (2016-09-30): Exception Cleared- subject to lender affirmation /acknowledgement that this issue is known/recognized and deemed not material/ compliant with guidelines

Seller Comment (2016-09-30): 9/28/2016 (VK) Insurance cert uploaded with dwelling coverage amount.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of updated EOI reflecting compliant property coverage amounts,

Seller Comment (2016-09-30): 9/28/2016 (VK) Uploaded cert of occupancy & indemnity.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of executed cert of Occ & Indemnity for subject borrower.

Seller Comment (2016-09-30): 9/29/16 (VK) Washington DC does not require wind coverage per state matrix.

Reviewer Comment (2016-09-30): Exception Cleared- subject to lender affirmation that wind/hail/hurricane coverage is not required in the state which the subject property is located.

Seller Comment (2016-09-30): 9/29/16 (VK) All 3 leases are on file, rent roll is not required.

Reviewer Comment (2016-09-30): Exception Cleared/withdrawn- due to presence of leases on file for all units

Seller Comment (2016-09-30): 9/29/16 (VK) Fraud/OFAC report uploaded. Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of FACTA/OFAC for borrower reflecting clear result.

Seller Comment (2016-09-30): 9/29/16 (VK) Uploaded final loan application. Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of completed final loan application/1003

Seller Comment (2016-09-30): 9/29/16 (VK) Uploaded final loan application. Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of completed final loan application/1003

Seller Comment (2016-09-30): 9/29/16 (VK) Washington DC does not require wind coverage per state matrix.

Reviewer Comment (2016-09-30): Exception Cleared- subject to lender affirmation that wind/hail/hurricane coverage is not required in the state which the subject property is located.

Seller Comment (2016-09-30): 9/29/16 (VK) General liability is on the last line of the Coverage Information section of the insurance cert.

Reviewer Comment (2016-09-30): Exception Remains- the Cited EOI reflects only $1MM general liability with no defined Occurrence/General aggregate amounts specified. $1MM/$2MM is required for subject multifamily property.

Seller Comment (2016-10-04): 10/3/16 (VK) Uploaded updated insurance cert showing aggregate liability.

Reviewer Comment (2016-10-04): Exception remains- the updated insurance cert referenced was unable to be located within document updates provided for review.

Seller Comment (2016-10-04): (10/04/16)- Loan 3145006133 – Attached is the insurance cert.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated EOI documents reflecting sufficient liability coverage levels per guideline requirements/thresholds.

Seller Comment (2016-09-30): 9/29/16 (VK) Fraud/OFAC report uploaded.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of Fraud/OFAC report for subject loan guarantor reflecting a clear result.

Seller Comment (2016-09-30): 9/29/16 (VK) Fraud/OFAC report uploaded.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of Fraud/OFAC report for subject loan guarantor reflecting a clear result.

Seller Comment (2016-09-30): 9/28/2016 (VK) Uploaded updated loan worksheet with exception for insurance deductible.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to wind deductible

Seller Comment (2016-09-30): 9/28/2016 (VK) Uploaded full insurance docs with coverage info. See page 10 section 11 for proof of winstorm & hail coverage as standard part of the policy.

Reviewer Comment (2016-09-30): Exception remains- The cited item is labeled Sample and is not verification of coverage specific to the subject property/policy. Per MCP 7.2 VII. Evidence of Insurance

Prior to funding a loan, an ACORD Form 27 or ACORD 28 combined with an ACORD 25S, or ACORD 75S are acceptable as temporary evidence of insurance. Other insurance binders (Non ACORD forms) are acceptable at the underwriters discretion. Post-closing, either originals or certified copies of current insurance policies are acceptable as proofs of coverage. A binder is not acceptable, unless required by state law. If state law requires the acceptance of a binder as evidence of insurance, the binder must be renewed no less frequently than every 60 days.

Seller Comment (2016-10-04): 10/3/16 (VK) The sample form outlines all the standard coverage that falls under a XXX Rental Dwelling Policy Special Form 3. The declaration page provided indicates that this is the policy in place. Since wind/hail is not excluded on the dec page, it is covered by that particular policy type.

Reviewer Comment (2016-10-04): Exception Cleared- subject to lender affirmation that EOI provided satisfactorily demonstrates inclusion of required coverage and is deemed sufficient per MCP guidelines.

Seller Comment (2016-09-30): 9/29/16 (VK) Uploaded UCC1. Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of UCC-1 for subject note

Seller Comment (2016-09-30): 9/28/2016 (VK) Uploaded updated loan worksheet with exception for insurance deductible.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to wind deductible

Seller Comment (2016-10-06): 10/5/16 (VK) VCC UW notes insufficient disclosures obtained for mixed use requirements. Property underwritten primarily as retail space. Verification of borrower’s primary residence not equal to subject property is on file. Business purpose use of loan proceeds verified via LOI from client and use of proceeds is for capital expenditures on the property. Please advise if exception is required.

Reviewer Comment (2016-10-06): Exception remains- The property qualifies as mixed use per guidelines. Please update approval to indicate mixed use property type and document exceptions for missing NOO requirements as outlined in appendix 2 of the policy guidelines.

Seller Comment (2016-10-06): 10/6/16 (VK) Uploaded updated loan worksheet with corrected property type and exception for NOO certs.

Reviewer Comment (2016-10-06): Exception Cleared- due to receipt of updated loan approval worksheet reflecting mixed use property type and approval of exception related to missing NOO cert requirements.

Seller Comment (2016-09-30): “9/29/16 (AC) -

1) Loan approval with exception uploaded.

2) subject does not have an elevator, therefore general aggregate needed is $2MM which current insurance policy has.”

Reviewer Comment (2016-09-30): “Exception 2 remains- Per Appraisal, subject is an industrial property. Per approval, subject is a warehouse property. The policy verbiage states that industrial buildings and/or warehouses property types require the increased general aggregate regardless of whether an elevator is present.

Exception 1 eligible to be cleared due to receipt of updated approval with exception for wind deductible noted.”

Seller Comment (2016-10-04): 10/3/16 (VK) Uploaded updated loan worksheet with exception for liability aggregate.

Reviewer Comment (2016-10-04): “Exception 1 Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to wind deductible.

Exception 2 Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to liability coverage amount”

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Capped LTV at 65%.

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Capped LTV at 65%.

Seller Comment (2016-09-30): 9/29/16 (AC) - Lease uploaded. Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of lease for subject property.

Seller Comment (2016-09-30): 9/29/16 (AC) - handwritten letter uploaded. Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of Handwritten BP LOI.

Seller Comment (2016-10-04): 10/3/16 (VK) Uploaded cert of occupancy & indemnity. Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of executed cert of occ & indemnity for subject note.

Seller Comment (2016-09-30): 9/29/16 (AC) - Wind/ hail is covered up to the dwelling amount of $144K. The limit of $28K is in regards to the “different provisions” such as vandalism or burglary.

Reviewer Comment (2016-09-30): Exception remains- The subject EOI appears to reflect a wind/hail limit of $28,000. reviewer has not observed any other EOI/ACORD completed in this manner. Please provide documentation/affirmation from agent/ carrier that the full amount of property coverage is effective for wind/Hail.

Seller Comment (2016-10-06): 10/5/16 (VK) Corrected insurance cert uploaded.

Reviewer Comment (2016-10-06): Exception Cleared- due to receipt of updated EOI reflecting compliant wind/hail coverage amount.

Reviewer Comment (2016-09-23): needs to be credit for RA grades

Reviewer Comment (2016-09-25): valid exception

Seller Comment (2016-10-04): 10/3/16 (VK) Final settlement statement uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of certified final settlement stmt.

Seller Comment (2016-10-04): 10/3/16 (VK) Uploaded executed amended escrow instructions for the final purchase price. In California, escrow instructions are an acceptable form of contract amendment.

Reviewer Comment (2016-10-04): Exception Cleared- subject to lender affirmation that the provided escrow instructions doc is deemed sufficient contract evidence per MCP guidelines.

Seller Comment (2016-09-30): 9/29/2016 (AC) - Cert of Occupancy in file is signed by both borrowers.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of completed cert of occ disclosure signed by both guarantors.

Seller Comment (2016-09-30): 9/29/16 (AC) - Updated loan worksheet uploaded.

Reviewer Comment (2016-09-30): “Exception 2 remains- Updated approval does not denote law & Ordinance exception.

Exception 1 eligible to be Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to coinsurance.”

Seller Comment (2016-10-04): 10/3/16 (VK) Uploaded final loan worksheet with exception for law & ordinance and co-insurance.

Reviewer Comment (2016-10-04): “Exception 1 Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to coinsurance

Exception 2 Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to law & ordinance exclusion”

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Experienced Investor.

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Experienced Investor.

Seller Comment (2016-09-30): 9/29/2016 (AC) - Business Purpose cert not required on Traditional 2 loans.

Reviewer Comment (2016-09-30): Exception Cleared/withdrawn- due to BP Cert & NOO cert not required for traditional II properties per guidelines.

Seller Comment (2016-10-04): 10/3/16 (VK) Uploaded updated loan worksheet with exception for liability. Insurance has wind/hail marked as covered with a limit next to it.

Seller Comment (2016-09-30): “9/29/16 (AC) -

1) Subject property is in IN Wind/ hail coverage is not a VCC requirement in IN.

2) subject does not have an elevator, therefore general aggregate needed is $2MM which current insurance policy has.”

Reviewer Comment (2016-09-30): “Exception 1 remains- Policy Guidelines indicate that Hurricane coverage must not be excluded from coverage. Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

Exception 2 remains- Per Appraisal, subject is an Commercial XXX property. Per approval, subject is a XXX (a light industrial use) property. The policy verbiage states that industrial buildings and/or warehouses property types require the increased general aggregate regardless of whether an elevator is present.”

Seller Comment (2016-10-04): 10/3/16 (VK) Uploaded updated loan worksheet with exception for liability. Insurance has wind/hail marked as covered with a limit next to it.

Reviewer Comment (2016-10-04): “Exception 1 Cleared- subject to lender affirmation that wind/hail/hurricane insurance is not a requirement in the state where the subject property is located.

Exception 2 Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to liability coverage amount.”

Seller Comment (2016-09-30): 9/29/16 (AC) - Updated loan worksheet uploaded.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to missing VOR

Reviewer Comment (2016-09-30): 9/29/16 (AC) - Borrower occupies the retail unit. UW BP analysis and Owner Occ BP Cert are required when the borrower occupies the residential unit.

Reviewer Comment (2016-09-30): Exception Cleared- subject to lender affirmation that UW BP analysis and Owner Occ BP cert are not required in this instance where the borrower does not occupy the residential use portion of the subject mixed use property as their primary residence.

Seller Comment (2016-09-30): 9/29/16 (AC) - Wind/ hail is covered up to the dwelling amount of $141K. The limit of $30K is in regards to the “different provisions” such as vandalism or burglary.

Reviewer Comment (2016-09-30): Exception remains- The subject EOI appears to reflect a wind/hail limit of $30,000. reviewer has not observed any other EOI/ACORD completed in this manner. Please provide documentation/affirmation from agent/ carrier that the full amount of property coverage is effective for wind/Hail.

Seller Comment (2016-10-06): 10/5/16 (VK) Corrected insurance cert uploaded.

Reviewer Comment (2016-10-06): Exception Cleared- due to receipt of updated EOI reflecting compliant wind/hail coverage amount.

Seller Comment (2016-09-30): 9/29/16 (AC) - subject does not have an elevator, therefore general aggregate needed is $2MM which current insurance policy has.

Reviewer Comment (2016-09-30): Exception remains- Per Appraisal, subject is a office-warehouse property. Per approval, subject is an warehouse property. The policy verbiage states that industrial buildings and/or warehouses property types require the increased general aggregate regardless of whether an elevator is present.

Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to liability coverage amount.

Seller Comment (2016-09-30): 9/29/16 (AC) - Updated loan worksheet uploaded.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to wind deductible

Seller Comment (2016-09-30): 9/29/16 (AC) - UW BP Analysis is not required on this file. Borrower occupies the retail unit.

Reviewer Comment (2016-09-30): Exception Cleared- subject to lender affirmation that UW BP analysis is not required in this instance where the borrower does not occupy any of the residential use portion of the subject mixed use property as their primary residence.

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Excellent Mortgage History

Seller Comment (2016-09-30): “ 9/29/16 (AC) - The borrower is running her business out of it (XXX) which is income producing and she is not living there. Appraisal and website shows business. We appraised as an SFR since this is the best use.

LTV is capped at 65% (5% LTV cushion to offset the $10K to convert back to SFR).”

Reviewer Comment (2016-09-30): Exception remains- VCC Comment/response confirms that the borrower is running her business out of the subject property which is classified as a single family residence since that is the best use for the property. As such, the note should have been documented/approved as 100% owner-user and not investor, and the property type is affirmed as Single Family residential.

Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded showing O/U.

Reviewer Comment (2016-10-04): Exception remains- Owner user SFR is an ineligible property type. Per MCP 5.3 Owner User Property- Property types include: * Office and/or Medical Office, Retail, Warehouse, Auto-Service, and commercial condos. Per MCP Appendix 2 Owner Occupied Investor 1 is an ‘INELIGIBLE’ property type/use.

Seller Comment (2016-10-04): 10/4/16 (VK) Uploaded updated loan worksheet with exception for owner/user SFR. Appraisal confirms commercial zoning and business license confirms legal use of the property as small business.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to ineligible Owner-User SFR property type

Seller Comment (2016-09-30): 9/29/16 (AC) - Insurance policy does include wind / hail insurance. VCC does not require named storm coverage.

Reviewer Comment (2016-09-30): Exception remains- Policy Guidelines indicate that Hurricane coverage must not be excluded from coverage. Per MCP 7.2 II The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage.

Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded showing O/U.

Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to named storm insurance exclusion.

Seller Comment (2016-10-04): 9/29/16 (AC) - The subject was insured as a commercial property because it is being used as an office. On commercial properties “business income” is the appropriate coverage.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting Owner user property type, hence insurance matches with property use.

Seller Comment (2016-09-30): 9/29/16 (AC) - Final HUD uploaded Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of signed/certified Final settlement stmt for subject loan

Seller Comment (2016-09-30): 9/29/16 (AC) - subject does not have an elevator, therefore general aggregate needed is $2MM which current insurance policy has.

Reviewer Comment (2016-09-30): Exception remains- Per Appraisal, subject is a industrial/warehouse property. Per approval, subject is a warehouse property. The policy verbiage states that industrial buildings and/or warehouses property types require the increased general aggregate regardless of whether an elevator is present.

Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to liability coverage amount.

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Low LTV (48.54%)

Seller Comment (2016-09-29): 9/26/16 (AC) - Updated loan worksheet uploaded.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to wind deductible

Seller Comment (2016-09-29): 9/26/16 (AC) - Final Hud has been uploaded. Please see uploaded HUD showing insurance premium was collected.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of signed/certified Final settlement stmt for subject loan evidencing payment of insurance premium at closing.

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Low LTV (48.54%)

Seller Comment (2016-09-29): 9/26/16 (AC) - AVM uploaded. AVM came back with a value within 10% of the appraised value so an analyst review was not ordered.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of AVM for subject property reflecting compliant results.

Seller Comment (2016-09-29): 9/26/16 (AC) - Final Hud has been uploaded. Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of signed/certified Final settlement stmt for subject loan

Seller Comment (2016-09-29): 9/26/16 (AC) - VOF has been uploaded.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of VOF for subject transaction consistent with Underwritten assets/reverves

Seller Comment (2016-09-29): 9/26/16 (AC) - Updated loan worksheet uploaded.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to wind deductible

Reviewer Comment (2016-09-23): No exception- Analyst value reflected in final loan approval VCC Value and LTV Reviewer Comment (2016-10-18): Desk review value does not support appraised value

Seller Comment (2016-09-29): 9/26/16 (AC) - Check at closing has been uploaded. The check matches the chase account from the bank statements provided from the borrower.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of copy of check payment of funds to close. Subject to lender affirmation that this is deemed acceptable VOF/ seasoning.

Seller Comment (2016-09-29): 9/26/16 (AC) - Updated loan worksheet uploaded.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to Liability coverage amount

Seller Comment (2016-09-29): 9/26/16 (AC) - VCC UW accepts cert of occ & indemnity with line 5 filled out as is.

Reviewer Comment (2016-09-29): Exception Cleared- subject to lender affirmation that the subject document has been evaluated and the erroneous completion of the fields of this document has been deemed not material per VCC UW review

Seller Comment (2016-09-29): 9/26/16 (AC) - Updated loan worksheet uploaded.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to wind deductible

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Reduced LTV (60%).

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Reduced LTV (60%).

Seller Comment (2016-09-29): 9/26/16 (AC) - Analyst review uploaded.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of analyst review of appraisal for subject property affirming appraised value without adjustment.

Seller Comment (2016-09-29): 9/26/16 (AC) - Cert of occ & Indemnity uploaded.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of a signed/executed cert of occ & indemnity document for subject note.

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. LTV under 50%

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. LTV under 50%

Reviewer Comment (2016-10-13): 10/13/16 Received rebuttal BPO with updated value of $295,000 which is within 10% tolerance.

Seller Comment (2016-09-29): 9/26/16 (AC) - Per appraisal market rent of $44,000 per month is covered by the $48,000 coverage amount. Credit policy does not specify a rent oss amount minimum. General policy os to have one month coverage.

Reviewer Comment (2016-09-29): Exception Cleared- subject to lender affirmation that the subject document has been evaluated and the Rent loss coverage of approximately 1 month’s gross market rent has been deemed sufficient per VCC guidelines

Seller Comment (2016-09-29): 9/26/16 (AC) - Wind/ hail coverage is not a requirement in Ohio.

Reviewer Comment (2016-09-29): Exception Cleared- subject to lender affirmation that wind/hail/hurricane coverage is not required in the state which the subject property is located.

Seller Comment (2016-09-29): 9/26/16 (AC) - Final settlement statement uploaded. The cover letter in front of the HUD from the settlement agent is used in place of the stamp saying certified as true and correct.

Reviewer Comment (2016-09-29): Exception Cleared- Due to receipt of final settlement statement, subject to lender affirmation that the cover letter for this statement has been deemed sufficient certification of true and correct as required per guidelines.

Seller Comment (2016-09-29): 9/26/16 (AC) - Wind/ hail coverage is not a requirement in Utah.

Reviewer Comment (2016-09-29): Exception Cleared- subject to lender affirmation that wind/hail/hurricane coverage is not required in the state which the subject property is located.

Seller Comment (2016-09-29): Requested.

Reviewer Comment (2016-09-29): Exception remains- pending receipt of updated docs.

Seller Comment (2016-10-06): 10/5/16 (VK) Uploaded updated loan worksheet with exceptions for deductible and loss of rents.

Reviewer Comment (2016-10-06): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to wind deductible and missing loss of rents/business income coverage

Seller Comment (2016-09-29): 9/26/16 (AC) - Updated loan worksheet uploaded.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to wind deductible

Seller Comment (2016-09-29): 9/26/16 (AC) - subject does not have an elevator, therefore general aggregate needed is $2MM which current insurance policy has.

Reviewer Comment (2016-09-29): Exception remains- Per Appraisal, subject is an industrial property. Per approval, subject is a warehouse. The policy verbiage states that industrial buildings and/or warehouses property types require the increased general aggregate regardless of whether an elevator is present.

Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to liability coverage amount.

Seller Comment (2016-09-29): 9/26/16 (AC) - Final HUD uploaded. Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of Certified Final Settlement Statement for subject note.

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Reserves.

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Reserves.

Seller Comment (2016-09-29): 9/26/16 (AC) - Updated loan worksheet uploaded.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to deductible amount.

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. LTV.

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. LTV.

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. LTV.

Seller Comment (2016-09-29): 9/26/16 (AC) - subject does not have an elevator, therefore general aggregate needed is $2MM which current insurance policy has.

Reviewer Comment (2016-09-29): Exception remains- Per Appraisal, subject is an industrial property. Per approval, subject is a warehouse. The policy verbiage states that industrial buildings and/or warehouses property types require the increased general aggregate regardless of whether an elevator is present.

Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to liability coverage amount.

Seller Comment (2016-09-29): 9/26/16 (AC) - Final certified HUD uploaded. Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of Certified Final Settlement Statement.

Seller Comment (2016-09-29): 9/26/16 (AC) - Insurance policy does include wind insurance. Please see Coverage C under Perils Insured Against.

Reviewer Comment (2016-09-29): Exception remains- per page 1 of EOI: Forms and Endorsements: “THIS POLICY EXCLUDES FLOOD AND HURRICANE LOSSES” Per guidelines the policy must not specifically exclude hurricane.

Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to hurricane coverage exclusion.

Seller Comment (2016-09-29): 9/26/16 (AC) - Final HUD has been uploaded and is certified. Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of Certified Final Settlement Statement.

Seller Comment (2016-09-29): 9/26/16 (AC) - VCC analyst agreed with the purchase price value of $1.1MM. Therefore VCC value was $1.1MM.

Reviewer Comment (2016-09-29): Exception Cleared- subject to lender affirmation that the applicable effective VCC value supported by the analyst review form on file is consistent with the VCC value and purchase price of $XXXMM, as approved on the final loan approval worksheet.

Seller Comment (2016-09-29): 9/26/16 (AC) - Updated loan worksheet uploaded.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to Appraisal>6mos old.

Seller Comment (2016-09-29): 9/26/16 (AC) - Final HUD has been uploaded and is certified.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of signed/Certified Final Settlement Statement for subject note

Seller Comment (2016-09-29): 9/26/16 (AC) - Analyst review uploaded.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of analyst review of appraisal for subject property affirming the appraised value with no adjustments.

Seller Comment (2016-09-29): 9/27/16 (AC) - Loan worksheet uploaded.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to presence of coinsurance

Seller Comment (2016-09-29): 9/27/16 (AC) - subject does not have an elevator, therefore general aggregate needed is $2MM which current insurance policy has.

Reviewer Comment (2016-09-29): Exception remains- Per Appraisal, subject is an industrial property. Per approval, subject is a warehouse. The policy verbiage states that industrial buildings and/or warehouses property types require the increased general aggregate regardless of whether an elevator is present.

Reviewer Comment (2016-10-04): 10/3/16 (AC) -Loan approval uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to liability coverage amount.

Seller Comment (2016-09-29): 9/27/16 (AC) - subject does not have an elevator, therefore general aggregate needed is $2MM which current insurance policy has.

Reviewer Comment (2016-09-29): Exception remains- Per Appraisal, subject is an office/ warehouse property with the majority of the GBA consisting of unfinished garage/warehouse. Per approval, subject is a warehouse. The policy verbiage states that industrial buildings and/or warehouses property types require the increased general aggregate regardless of whether an elevator is present.

Seller Comment (2016-10-04): 10/3/16 (AC) -Loan approval uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to liability coverage amount.

Seller Comment (2016-09-29): 9/27/16 (AC) - loan worksheet uploaded.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to wind deductible

Seller Comment (2016-09-29): requested.

Reviewer Comment (2016-09-29): Exception remains- pending receipt of updated docs.

Seller Comment (2016-10-04): 10/3/16 (AC) - Although exceptions are normally not granted for borrowers coming out of CH 13 discharge < 24 months. Sr. management assessed the borrower’s reestablished credit, excellent rated mortgage history, and clean subject VOM in approving this loan. The exception has been reported on the loan approval.

Reviewer Comment (2016-10-04): Exception remains- Please update approval worksheet to document CH 13 BK <24 mos and include comp factors/commentary provided here within approval WS comments and include Sr. mgmt signature on loan approval WS.

Seller Comment (2016-10-05): 10/4/16 (AC) - Loan approval uploaded showing BK CH 13 < 24 mos with upper management signature.

Reviewer Comment (2016-10-05): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to CH 13 bankruptcy with CCO signature

Seller Comment (2016-09-29): 9/27/16 (AC) - loan worksheet uploaded.

Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to Liability coverage amount.

Seller Comment (2016-09-29): 9/27/16 (AC) - Subject property is in CA. Wind / hail coverage is not required in CA.

Reviewer Comment (2016-09-29): Exception Cleared- subject to lender affirmation that wind/hail/hurricane coverage is not required in the state which the subject property is located.

Seller Comment (2016-09-29): 9/27/16 (AC) - Final Hud uploaded. Reviewer Comment (2016-09-29): Exception Cleared- due to receipt of Certified Final Settlement Statement.

Seller Comment (2016-09-29): 9/27/16 (AC) - Subject is not owner user as appraiser had stated. Per analyst review the subject is tenant occupied.

Reviewer Comment (2016-09-29): Exception remains- per VCC response regarding subject loan “9/27/16 (AC) - … Anything the appraiser reports is not verified information since leases are not provided.”

Seller Comment (2016-10-04): 10/4/16 (AC) - Loan approval uploaded with exception for missing P&L and Business License.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to missing business P&L’s on owner user Traditional II property

Seller Comment (2016-09-29): 9/27/16 (AC) - The loan is part of the Fast 50 program which does not require VOR.

Reviewer Comment (2016-09-29): Exception cleared- subject to lender affirmation that VOR(primary) and VOM(subject) are not required per Fast 50 Guidelines. ( The Fast 50 Guidelines referred to, which include additional detail beyond the limited scope of the program as defined in MCP 5.7, were not provided for AMC review)

Seller Comment (2016-10-04): 9/27/16 (AC) - Updated Loan worksheet uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated/ corrected loan approval worksheet reflecting VCC value and LTV correspondent to the Analyst review value documented in file provided for review.

Seller Comment (2016-10-04): 9/27/16 (AC) - Fraud ID verification obtained with SSC and OFAC cleared. VCC underwriting determined that this was sufficient.

Reviewer Comment (2016-10-04): Exception cleared- subject to lender affirmation that the provided Identification documentation is deemed sufficient to demonstrate compliance with applicable VCC MCP guideline requirements

Seller Comment (2016-09-29): 9/27/16 (AC) - loan worksheet uploaded.

Reviewer Comment (2016-09-29): Exception remains- the Updated approval document incorrectly identifies the exception as Aggregate <$3MM, when the applicable exception is for General Aggregate requirement is $2MM for the subject Mixed use(traditional I) property. The EOI provided only reflects $1MM Liability with no details regarding Occurrence/General Aggregate qualification.

Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to liability coverage amount.

Seller Comment (2016-09-29): requested.

Reviewer Comment (2016-09-29): Exception remains- pending receipt of updated docs.

Seller Comment (2016-10-04): 10/3/16 (AC) - Handwritten LOE uploaded.

Reviewer Comment (2016-10-04): Exception remains- the handwritten LOE referenced was unable to be located.

Seller Comment (2016-10-04): (10/04/16) Loan 4145001238 – Handwritten LOE is attached.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of handwritten LOE form borrower for subject property/note.

Seller Comment (2016-09-30): 9/27/16 (AC) - VCC analyst notes that the second floor is owner occupied and the first floor is vacant. At the time of funding there were no tenants in the building to have a lease with.

Reviewer Comment (2016-09-30): Exception remains- Per Guidelines appendix 2, Leases are requires for owner occupied Traditional II properties in all cases regardless of number of units. further * Leases are required on Traditional Loans >$1MM…

Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to no leases.

Seller Comment (2016-09-30): 9/27/16 (AC) - loan worksheet uploaded.

Reviewer Comment (2016-09-30): Exception remains- an Updated approval for this loan # was not included in the updated docs provided.

Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to wind deductible

Seller Comment (2016-09-30): 9/27/16 (AC) - loan worksheet uploaded.

Reviewer Comment (2016-09-30): Exception remains- an Updated approval for this loan # was not included in the updated docs provided.

Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to liability coverage amount.

Seller Comment (2016-09-30): 9/27/16 (AC) - Insurance policy uploaded. Business income coverage provided.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of Updated EOI reflecting Business income coverage

Seller Comment (2016-09-30): 9/27/16 (AC) - Final HUD uploaded Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of Certified Final Settlement Statement.
Seller Comment (2016-09-30): 9/27/16 (AC) - Final HUD uploaded Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of Certified Final Settlement Statement.
Seller Comment (2016-09-30): 9/27/16 (AC) - Final HUD uploaded Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of Certified Final Settlement Statement.

Seller Comment (2016-09-30): requested

Reviewer Comment (2016-09-30): Exception remains- pending receipt of updated docs.

Seller Comment (2016-10-04): 10/3/16 (AC) - Final settlement statement uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of certified final settlement stmt for subject note.

Seller Comment (2016-09-30): 9/27/16 (AC) - zurich uploaded showing a loan amount of $225,000.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of updated Zurich approval documentation reflecting coverage amount equal to note amount

Seller Comment (2016-09-30): 9/27/16 (AC) - loan worksheet uploaded.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to wind deductible.

Seller Comment (2016-09-30): 9/27/16 (AC) - subject does not have an elevator, therefore general aggregate needed is $2MM which current insurance policy has.

Reviewer Comment (2016-09-30): Exception remains- Per Appraisal, subject is an industrial warehouse property. Per approval, subject is a XXX . The policy verbiage states that industrial buildings and/or warehouses property types require the increased general aggregate regardless of whether an elevator is present.

Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to liability coverage amount.

Seller Comment (2016-09-30): 9/27/16 (AC) - loan is part of the Fast 50 program. Mid 620 FICO is allowed.

Reviewer Comment (2016-09-30): Exception Cleared/withdrawn- due to MCP 5.7 allowing for min FICO of 620 for 50% LTV program

Seller Comment (2016-09-30): 9/27/16 (AC) - Final HUD uploaded Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of Certified Final Settlement Statement.

Seller Comment (2016-09-30): 9/27/16 (AC) - There are three different polices for this property. XXX, XXX, and XXX all with $1MM in liability coverage.

Reviewer Comment (2016-09-30): Exception remains- policy guidelines specify that $2 million minimum general aggregate limit be in place, which none of the EOIdocuments provided demonstrate.

Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to liability coverage amount.

Seller Comment (2016-09-30): Requested.

Reviewer Comment (2016-09-30): Exception remains- pending receipt of updated docs.

Seller Comment (2016-09-30): 9/28/16 (AC) - Borrower occupies the mixed use subject as her primary residence. Per matrix, on owner occupied mixed use refinances, no handwritten letter is needed.

Reviewer Comment (2016-09-30): Exception Cleared/withdrawn- due to BP LOE not required for Owner Occ Mixed Use refi transactions Per appendix 2

Seller Comment (2016-09-30): 9/27/16 (AC) - Subject property is in CA. VCC does not require wind coverage in CA.

Reviewer Comment (2016-09-30): Exception Cleared- subject to lender affirmation that wind/hail/hurricane coverage is not required in the state which the subject property is located.

Seller Comment (2016-09-30): 9/27/16 (AC) - The borrowers do not occupy the subject as their primary. They occupy the commercial unit for their business and a studio as an office. VCC does not require an UW BP analysis in this situation.

Reviewer Comment (2016-09-30): Exception Cleared- subject to lender affirmation that UW BP analysis is not required in this instance where the borrower does not occupy any of the residential use portion of the subject mixed use property, and also that presense of executed cert of Occ & Indemnity is sufficient vs. Owner Occ BP cert.

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. LTV. Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded.
Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. LTV.

Seller Comment (2016-09-30): 9/27/16 (AC) - subject does not have an elevator, therefore general aggregate needed is $2MM which current insurance policy has.

Reviewer Comment (2016-09-30): Exception remains- Per Appraisal, subject is an Warehouse/light industrial property. Per approval, subject is a warehouse. The policy states that industrial buildings and/or warehouses property types require the increased general aggregate regardless of whether an elevator is present.

Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to liability coverage amount.

Seller Comment (2016-09-30): 9/27/16 (AC) - loan worksheet uploaded.

Reviewer Comment (2016-09-30): Exception part 2 remains- Wind/Hail coverage not addressed.

Exception part 1 eligible to be cleared due to receipt of updated loan approval worksheet documenting coinsurance as an approved exception.

Seller Comment (2016-10-04): 10/3/16 (AC) - Subject property is in NV. VCC does not require wind/ hail coverage in NV.

Reviewer Comment (2016-10-04): “Exception 1 Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to coinsurance.

Exception 2 Cleared- subject to lender affirmation that wind/hail/hurricane insurance is not a requirement in the state where the subject property is located.”

Seller Comment (2016-09-30): requested.

Reviewer Comment (2016-09-30): Exception remains- pending receipt of updated docs.

Seller Comment (2016-10-04): 10/3/16 (AC) - Final Settlement statement uploaded.

Reviewer Comment (2016-10-04): Exception cleared- due to receipt of certified final settlement stmt for subject note

Reviewer Comment (2016-10-17): 10/17/16 —Received BPO from Clear Capital showing value of $425,000 which is within 10% tolearance

Seller Comment (2016-09-30): 9/28/16 (AC) - Combined coverage from the multiple insurance policies is more than VCC loan amount.

Reviewer Comment (2016-09-30): Exception Cleared- due to EOI documents reflecting sufficient coverage amount in aggregate from two separate policies covering subject property.

Seller Comment (2016-09-30): 9/28/16 (AC) - Value given on the appraisal is prior to funding date.

Reviewer Comment (2016-09-30): exceptions cleared- subject to lender affirmation that the appraisal has been reviewed and deemed compliant with policy guidelines.

Seller Comment (2016-10-04): 10/3/16 (AC) - Final Settlement statement uploaded. Reviewer Comment (2016-10-04): Exception cleared- due to receipt of certified final settlement stmt for subject note

Seller Comment (2016-09-30): 9/28/16 (AC) - loan worksheet uploaded.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to coinsurance

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Seasoned Investor.

Seller Comment (2016-09-30): 9/27/16 (AC) - Final HUD is signed and certified by the settlement agent on the bottom of page 3.

Reviewer Comment (2016-09-30): Exception remains- the cited signature/certification is incomplete (not dated) and illegible.

Seller Comment (2016-10-04): 10/4/16 (AC) - Closing agent’s confirmation uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of email confirmation from settlement agent affirming his signature on the final settlement statement provided.

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Seasoned Investor.
Seller Comment (2016-09-30): 9/28/16 (AC) - Final HUD uploaded. Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of certified final settlement stmt for subject note
Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. LTV.
Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. LTV.

Seller Comment (2016-09-30): 9/28/16 (AC) - subject does not have an elevator, therefore general aggregate needed is $2MM which current insurance policy has.

Reviewer Comment (2016-09-30): Exception remains- Per Appraisal, subject is a light industria property. Per approval, subject is an industrial property. The policy verbiage states that industrial buildings and/or warehouses property types require the increased general aggregate regardless of whether an elevator is present.

Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to liability coverage amount.

Seller Comment (2016-09-30): 9/28/16 (AC) - Final HUD uploaded. Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of certified final settlement stmt for subject note

Seller Comment (2016-09-30): 9/28/16 (AC) - Subject property is in CA. VCC does not require wind coverage in CA.

Reviewer Comment (2016-09-30): Exception Cleared- subject to lender affirmation that wind/hail/hurricane coverage is not required in the state which the subject property is located.

Seller Comment (2016-09-30): 9/28/16 (AC) - Final HUD uploaded. Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of certified final settlement stmt for subject note

Seller Comment (2016-09-30): 9/28/16 (AC) - loan worksheet uploaded.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to Multiple bankruptcies within 5 yrs

Seller Comment (2016-10-04): 10/3/16 (AC) - Borrower is on a payment plan. Payment plan details and proof of active policy attached.

Reviewer Comment (2016-10-04): “Exception remains- first yr premium is required to be paid at or prior to closing.

Per MCP7.2 II Purchase transactions with escrow accounts require two months reserves, where allowable under state law, plus the first year premium paid prior to or at the close of escrow and a paid receipt is required if the premium is paid prior to closing; if paid through escrow, the full first year premium must be shown as a disbursement on the HUD-I Settlement Statement;”

Seller Comment (2016-10-04): 10/4/16 (AC) - Loan Approval uploaded noting exception for payment plan.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to payment plan for first 12 months insurance premium on purchase transaction

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. LTV.

Reviewer Comment (2016-09-30): 9/28/16 (AC) - loan worksheet uploaded.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exceptions related to 1) wind deductible and 2) coinsurance

Seller Comment (2016-09-30): 9/28/16 (AC) - Insurance policy does include wind / hail insurance. VCC does not require named storm coverage.

Reviewer Comment (2016-09-30): Exception remains- EOI reflects no coverage for named storms. As cited Per MCP 7.2 the policy must not exclude hurricane coverage.

Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to exclusion of named storm coverage

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Seasoned Investor.

Seller Comment (2016-09-30): 9/28/16 (AC) - Borrower occupies the commercial unit of the property. Owner occupied BP cert is required if the borrower occupies a commercial unit.

Reviewer Comment (2016-09-30): Exception Cleared- subject to lender affirmation that UW BP analysis is not required in this instance where the borrower does not occupy any of the residential use portion of the subject mixed use property.

Seller Comment (2016-09-30): 9/28/16 (AC) - The apartment in the subject was not legal, therefore it was given no value by VCC. VCC analyst notes “WE HAVE OPTED TO USE THE GBA CITED IN OUR PUBLIC RECORDS OF 7,285SF WHICH APPEARS TO GIVE NO CONSIDERATION FOR THE APARTMENT UNIT WHICH IS WITHIN ONE OF THE ON SITE BUILDINGS.

Reviewer Comment (2016-09-30): Exception Cleared- subject to lender affirmation that the potential zoning violation and Owner occupied commercial property as borrower’s primary residence, have been reviewed and are in compliance with policy guidelines.

Seller Comment (2016-09-30): 9/28/16 (AC) - subject does not have an elevator, therefore general aggregate needed is $2MM which current insurance policy has.

Reviewer Comment (2016-09-30): Exception remains- Per Appraisal, subject is a warehouse property. Per approval, subject is an auto service (light industrial use) property. The policy verbiage states that industrial buildings and/or warehouses property types require the increased general aggregate regardless of whether an elevator is present.

Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to liability coverage amount.

Reviewer Comment (2016-10-14): 10/14/2016 Received Clear Capital BPO with a value of $2,690,000

Seller Comment (2016-09-30): “9/28/16 (AC) -

1) Subject property is in CA. VCC does not require wind coverage in CA.

2) Law & Ordinance Is covered on insurance policy.”

Reviewer Comment (2016-09-30): Exception part 1 Cleared- subject to lender affirmation that wind/hail/hurricane coverage is not required in the state which the subject property is located. Exception Part 2 cleared/withdrawn- due to inclusion of Law & Ord coverage per the notepad addendum to EOI.

Seller Comment (2016-09-30): 9/28/16 (AC) - Insurance deductibles are not to exceed 5% or $5,000. The deductible of $5,000 on this policy abides by VCC standards.

Reviewer Comment (2016-09-30): Exception remains- per the applicable guidelines at the time of loan approval/ origination (note date xx/xx/xxxx), the maximum deductible applicable would be 1% of coverage amount as cited.

Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to Deductible >1%

Reviewer Comment (2016-10-14): 10/14/2016 Received Clear Capital BPO with value of $129,000 Reviewer Comment (2016-10-18): desk review does not support appraisal
Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Site Visit Done, Reduced LTV.
Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Site Visit Done, Reduced LTV.
Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Low LTV.
Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Low LTV.

Seller Comment (2016-10-04): 10/4/16 (AC) - Final Settlement Statement uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of signed/certified final settlement stmt for subject note

Reviewer Comment (2016-10-10): 10/10/16 Received BPO after rebuttal with updated value of $316,00
Seller Comment (2016-09-30): 9/29/16 (AC) - loan application uploaded. Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of completed final loan application/1003
Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Borrower on payment plan & Low LTV.

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Borrower on payment plan & Low LTV.

Seller Comment (2016-09-30): 9/29/16 (AC) - The county that the subject is in is not bordering the water. VCC does not require wind coverage.

Reviewer Comment (2016-09-30): Exception Cleared- subject to lender affirmation that wind/hail/hurricane coverage is not required in the state which the subject property is located unless the county where the property is located borders the coastline.

Reviewer Comment (2016-10-09): 10/9/16 Received BPO after value was rebutted, updated BPO came in with a value of $710,000 which is within the 10% tolerance.
Seller Comment (2016-09-30): 9/29/16 (AC) - loan application uploaded. Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of completed final loan application/1003

Seller Comment (2016-09-30): 9/29/16 (AC) - loan approval worksheet uploaded.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to cash out on title seasoned<12months

Seller Comment (2016-09-30): 9/29/16 (AC) - loan approval worksheet uploaded.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to wind deductible

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Mortgage Payment History 0x30 past 24 mos, Lowering P&I, good reserves.
Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Reserves.
Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Seasoned Business.

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Seasoned Business.
Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. Seasoned Business.
Seller Comment (2016-10-04): 10/3/16 (AC) - Final Settlement statement uploaded. Reviewer Comment (2016-10-04): Exception cleared- due to receipt of certified final settlement stmt for subject note

Seller Comment (2016-09-30): 9/29/16 (AC) - Subject property is in WA. Wind/ hail coverage is not a VCC requirement in WA.

Reviewer Comment (2016-09-30): Exception Cleared- subject to lender affirmation that wind/hail/hurricane coverage is not required in the state which the subject property is located.

Reviewer Comment (2016-09-23): Guideline variance approved by lender at time of origination. LTV.
Reviewer Comment (2016-10-12): 10/12/16 Received rebuttal BPO showing value of $420,000
Seller Comment (2016-10-04): 10/4/16 (AC) - Final Settlement statement uploaded. Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of certified final settlement stmt for subject note

Seller Comment (2016-09-30): 9/29/16 (AC) - Subject property is in CA. Wind/ hail coverage is not a VCC requirement in CA.

Reviewer Comment (2016-09-30): Exception Cleared- subject to lender affirmation that wind/hail/hurricane coverage is not required in the state which the subject property is located.

Reviewer Comment (2016-10-14): —10/14/16 Received rebutted BPO with a value of $1,360,000 which is within 10% tolerance
Seller Comment (2016-09-30): 9/29/16 (AC) - Rent roll uploaded. Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of rent roll for subject property.

Seller Comment (2016-10-04): 10/3/16 (AC) - Final Settlement statement uploaded. Reviewer Comment (2016-10-04): Exception cleared- due to receipt of certified final settlement stmt for subject note

Seller Comment (2016-10-04): 10/3/16 (AC) - Final Settlement statement uploaded. Reviewer Comment (2016-10-04): Exception cleared- due to receipt of certified final settlement stmt for subject note

Seller Comment (2016-09-30): 9/29/16 (AC) - The county that the subject is in is not bordering the water. VCC does not require wind coverage.

Reviewer Comment (2016-09-30): Exception Cleared- subject to lender affirmation that wind/hail/hurricane coverage is not required in the state which the subject property is located unless the county where the property is located borders the coastline.

Seller Comment (2016-09-30): 9/29/16 (AC) - subject does not have an elevator, therefore general aggregate needed is $2MM which current insurance policy has.

Reviewer Comment (2016-09-30): Exception remains- Per Appraisal, subject is a warehouse property. Per approval, subject is a warehouse property. The policy verbiage states that industrial buildings and/or warehouses property types require the increased general aggregate regardless of whether an elevator is present.

Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to liability coverage amount.

Seller Comment (2016-09-29): 9/26/2016 (VK) Per VCC credit policy, LTV is only limited on cash outs when the property was listed in the last 6 months. This is a rate & term refi which is allowed. No explanations necessary as long as the most recent listing was cancelled.

Reviewer Comment (2016-09-29): Exception Cleared/withdrawn- due to subject transaction being compliant with guidelines due to rate/term refinance in conjunction with evidence of listing expiry.

Seller Comment (2016-09-30): 9/26/2016 (VK) Per loan approval worksheet, funds from their concurrent VCC refinance (loan #xxxxxxxx) will be used to close. Uploaded final HUD from refi as proof of funds.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of Certified Final Settlement Statement for additional loan to subject borrower evidencing cash out proceeds/funds to close.

Seller Comment (2016-09-30): 9/26/16 (AC) - Waive of insurance escrows iss noted in the lon approval. The loan approval is signed by the Operations Coordinator. Thus making her senior management.

Reviewer Comment (2016-09-30): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to waiver of insurance escrow, and signed by sr. manager

Seller Comment (2016-09-30): 9/29/16 (AC) - No lease is available. The borrower is running her business out of it which is income producing and she is not living there. Appraisal and website shows business. We appraised as an SFR since this is the best use.

Reviewer Comment (2016-09-30): Exception remains- If property qualifies as investor SFR refi as approved. An approved exception should be documented due to no lease(s).

Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to no lease for subject property.

Seller Comment (2016-09-29): 9/26/16 (AC) - Subject property is 100% owner occupied. P & L in file. Leases are not required when property is 100% O/U.

Reviewer Comment (2016-09-29): Exception remains- Per Guidelines appendix 2, Leases are requires for owner occupied Traditional II properties in all cases regardless of number of units. further * Leases are required on Traditional Loans >$1MM…

Seller Comment (2016-10-04): 10/3/16 (AC) -Approval worksheet uploaded

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to no lease for subject property.

Seller Comment (2016-09-29): 9/26/16 (AC) - The loan approval is signed by Director of Loan Operations. Thus making her senior management.

Reviewer Comment (2016-09-29): Exception Cleared- subject to lender affirmation that the highest level approval signor on the loan approval worksheet was senior management as specified per guidelines.

Seller Comment (2016-09-29): 9/27/16 (AC) - Insurance policy does include wind / hail insurance. VCC does not require named storm coverage.

Reviewer Comment (2016-09-29): Exception remains- EOI reflects specific exclusion for named storms. Per the verbiage of the guidelines the insurance policy must not exclude hurricane coverage. The subject is located in FL in is a coastal county, which is an area subject to hurricane risk.

Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to named storm coverage exclusion.

Seller Comment (2016-09-29): 9/27/16 (AC) -

Anything the appraiser reports is not verified information since leases are not provided. Confirmation regarding owner user or investor is handled internally. Internal RE review already states investor

1) The borrower and owner, are not related. The appraiser noted owner/ user because of the same last name, however VCC analyst review correctly reflects tenant occupied.

2) The borrower is a retail sales employee at one place and she owns the property. Because of this she uses the subject as her mailing address with the insurance co.

3) Leases, rent rolls and operating statements are only required on loans > $500K. The lease shows that there is a current lease between the borrower, and owner.

4) Credit report reflects the borrowers former employer is a beauty warehouse. Currently she works somewhere else with similar name.

Reviewer Comment (2016-09-29): Exception remains- Inconsistencies in file documentation in the file provided for review indicate a potential misrepresentation in loan purpose.

1) The Business Entity detail on file lists XXX as the registered agent for service process and does not provide verification of entity ownership.

2) Credit report also reflects ‘Current’ borrower’s Employment as Joint Owner in addition to current employment as manager.

3) The Business Entity detail on file lists a gentleman as the registered agent for service process and does not provide verification of entity ownership.

4) Credit report also reflects ‘Current’ borrower’s Employment as Joint Owner.

*  There is no documentation contained in file provided for review which explicitly verifies 100% tenant occupancy. the Updated Approval continues to note “per documentation provided property is 100% tenant occupied” however, conclusive documentation of 100% tenant occupancy was not able to be located in the file contents.

Per MCP 10.1 Cross Check Information: The documentation obtained during processing should support all the information disclosed on the application. The application must be thoroughly reviewed and the information compared with the supporting documentation as it is received. Become familiar with the validation sources that are available in every loan file.

Seller Comment (2016-10-04): 10/4/16 (AC) - Loan approval uploaded showing O/U.

Reviewer Comment (2016-10-04): “Exception remains- the provided updated Approval WS RE Inv Type indicates investor instead of owner-user.

Per MCP 5.3 OWNER USER/ PROPERTIES (Traditional II properties)- Borrower’s that occupy a minimum of 51% of the GBA of the property securing the loan with their business are defined as owner user commercial properties.”

Seller Comment (2016-10-06): 10/5/16 (VK) Uploaded updated loan worksheet reflecting owner/user.

Reviewer Comment (2016-10-06): Exception Cleared- due to receipt of updated loan approval worksheet reflecting owner-user purpose/ RE inv type

Seller Comment (2016-09-29): 9/27/16 (AC) - Subject is not owner user as appraiser had stated. Per analyst review the subject is tenant occupied. Business license provided showing someone other than borrower.

Reviewer Comment (2016-09-29): “Exception remains- per VCC response regarding subject loan ““9/27/16 (AC) - … Anything the appraiser reports is not verified information since leases are not provided.””

Additionally, The Business Entity detail documentation provided lists someone other than borrower as the registered agent for service process and does not provide verification of entity ownership.”

Seller Comment (2016-10-04): 10/4/16 (AC) - Loan approval uploaded with exception for missing P&L and Business License.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to missing business license on owner user Traditional II property

Seller Comment (2016-09-30): 9/27/16 (AC) - Per Fast 50 guidelines, no active FC or NOD is allowed on subject property. The two foreclosures and the chargeoff are not for the subject property.

Reviewer Comment (2016-09-30): Exception cleared- subject to lender affirmation that multiple Active foreclosures and unpaid chargeoff >$5,000 are not prohibited per Fast 50 Guidelines. ( The Fast 50 Guidelines referred to, which include additional detail beyond the limited scope of the program as defined in MCP 5.7, were not provided for AMC review)

Seller Comment (2016-09-30): 9/27/16 (AC) - Per public websies the subject is not currently listed for sale. It appears that the appraisal may have had a typo in regards to the property being listed in the past 12 months. Per all available websites, there has been no active listing for this property in the past few years. Per RealQuest, the last transfer was on 5/10/2004 for $316,000; which basically coincides with that of the public websites, with no other listings found since this last transfer date in 2004.

Reviewer Comment (2016-09-30): Exception remains- If the appraisal contained a typo, this should be corrected. The Appraisal does not cite specific source nor listing price nor date of listing. Either a Memo to file affirming the case that property was not recently listed in spite of appraisal indication or a certification/update from the appraiser affirming/redacting the reported listing should be obtained for file records to demonstrate compliance with policy guidelines.

Seller Comment (2016-10-04): 10/3/16 (AC) - Loan approval uploaded with exception for listing less than 6 months. Email from a director findings uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to listing for sale <6 mos in addition to copy of email confirming subject is off the market.

Seller Comment (2016-10-06): 10/5/16 (VK) Uploaded updated loan worksheet with exception for vesting. Grant deed was recorded in the guarantor’s name rather than the entity by accident.

Reviewer Comment (2016-10-06): Exception Cleared- due to receipt of updated loan approval worksheet reflecting approval of exception related to title vesting.

Seller Comment (2016-09-30): “9/28/16 (AC) - Borrower provided entity docs and therefore note and mortgage are correct.

VCC also notes that title commitment also reflects same name.”

Reviewer Comment (2016-09-30): exception cleared- subject to lender affirmation that the cited vesting issue has been reviewed and deemed compliant with policy guidelines.

Seller Comment (2016-09-30): 9/28/16 (AC) - There are two searate loan approvals. Both have been uploaded.

Reviewer Comment (2016-09-30): Exception remains- neither approval on file reflects an approval with both co-borrowers listed as they appear on the closed loan. Additionally, The approval with co-borrower’s name lists an incorrect FICO (borrower’s fico which is also incorrectly listed as 659 when it is actually 647) and does not contain an approval of the FICO exception

Seller Comment (2016-10-04): 10/3/16 (AC) - Updated loan approval is uploaded.

Reviewer Comment (2016-10-04): Exception Cleared- due to receipt of updated loan approval worksheets reflecting corrected names/fico/exceptions, and both worksheets containing the CEO’s approval/signature,

Seller Comment (2016-09-30): “9/28/16 (AC) - Per 1003 borrowers primary address are xxxxxxx and xxxxxx. As the VCC analyst notes, ““Per a conversation with the appraiser on 03/08/2016, the second floor apartment is 100% demised as a complete 1-bedroom apartment in which the owner uses the bedroom as an office with the remaining areas being used as a holding area for band players of the ground floor bar and entertainment facility.”””

Reviewer Comment (2016-09-30): Exception Cleared- subject to lender affirmation that UW BP analysis is not required in this instance where the borrower does not occupy the residential use portion of the subject mixed use property as their primary residence, and also that presence of executed cert of Occ & Indemnity is sufficient vs. Owner Occ BP cert.